Table of Contents
      USAA Family of Funds                                              1
      Message from the President                                        2
      Investment Review
         USAA Long-Term Fund                                            4
         USAA Intermediate-Term Fund                                   10
         USAA Short-Term Fund                                          15
         USAA Tax Exempt Money Market Fund                             20
      Financial Information:
         Distributions to Shareholders                                 23
         Independent Auditors' Report                                  24
         Portfolios of Investments:
            Categories and Definitions                                 25
            USAA Long-Term Fund                                        27
            USAA Intermediate-Term Fund                                35
            USAA Short-Term Fund                                       51
            USAA Tax Exempt Money Market Fund                          63
            Notes to Portfolios of Investments                         75
         Statements of Assets and Liabilities                          76
         Statements of Operations                                      78
         Statements of Changes in Net Assets                           80
         Notes to Financial Statements                                 84











Important Information

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

    USAA Investment Management Company
    Attn: Report Mail
    9800 Fredericksburg Road
    San Antonio, TX 78284-8916

or phone a mutual fund representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA Tax Exempt Fund, Inc., managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Fund.

USAA with the eagle is registered in the U.S. Patent & Trademark Office. (Copyright)2000, USAA. All rights reserved.











USAA Family of Funds Summary


         Fund                                            Minimum
      Type/Name                    Volatility          Investment
      ---------                    ----------          ----------

CAPITAL APPRECIATION
================================================================================
Aggressive Growth                  Very high            $3,000
Emerging Markets                   Very high             3,000
First Start Growth(Registered
 Trademark)                        Moderate to high      3,000
Gold                               Very high             3,000
Growth                             Moderate to high      3,000
Growth & Income                    Moderate              3,000
International                      Moderate to high      3,000
S&P 500(Registered
 Trademark)Index                   Moderate              3,000
Science & Technology               Very high             3,000
Small Cap Stock                    Very high             3,000
World Growth                       Moderate to high      3,000

ASSET ALLOCATION
================================================================================
Balanced Strategy                  Moderate             $3,000
Cornerstone Strategy               Moderate              3,000
Growth and Tax
 Strategy                          Moderate              3,000
Growth Strategy                    Moderate to high      3,000
Income Strategy                    Low to moderate       3,000

INCOME - TAXABLE
================================================================================
GNMA(Registered Trademark)         Low to moderate      $3,000
High-Yield Opportunities           High                  3,000
Income                             Moderate              3,000
Income Stock                       Moderate              3,000
Intermediate-Term Bond             Low to moderate       3,000
Short-Term Bond                    Low                   3,000

INCOME - TAX EXEMPT
================================================================================
Long-Term                          Moderate             $3,000
Intermediate-Term                  Low to moderate       3,000
Short-Term                         Low                   3,000
State Bond Income                  Moderate              3,000

MONEY MARKET
================================================================================
Money Market                       Very low             $3,000
Tax Exempt Money Market            Very low              3,000
Treasury Money Market
 Trust(Registered Trademark)       Very low              3,000
State Money Market                 Very low              3,000



Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.

S&P 500(Registered Trademark)is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The product is not sponsored, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the product.

Some income may be subject to state or local taxes or the federal alternative minimum tax.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The Science & Technology Fund may be more volatile than a fund that diversifies across many industries.

The InveStart(Registered Trademark) program is available for investors without the $3,000 initial investment required to open an IMCO mutual fund account. A mutual fund account can be opened with no initial investment if you elect to have monthly automatic investments of at least $50 from a bank account. InveStart is not available on tax-exempt funds or the S&P 500 Index Fund. The minimum initial investment for IRAs is $250, except for the $2,000 minimum required for the S&P 500 Index Fund. IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax exempt.

California, Florida, New York, and Virginia funds available to residents only.

Nondeposit investment products are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, are subject to investment risks, and may lose value.

For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.











Message from the President

[Photograph of the President and Vice Chairman of the Board, Michael J.C. Roth, CFA, appears here.]

From the vantage point of March 2000, we can all look at the tax-exempt bond market and breathe just a little more easily. It has been a long time since we have been able to do that.

At USAA Investments we believe that many investors are, in truth, more comfortable with some of their assets allocated to bonds. Bonds are less volatile than stocks over long periods, and they can lessen the turmoil in a portfolio. Many times I hear people ask, "Why would anyone invest in bonds when stocks have such higher returns?" My answer is that I have known few people who have the fortitude to have all of their money in stocks. That doesn't mean that a person who allocates some of a portfolio to bonds is weak. That's simply the way we are. When stocks drop precipitously, I am convinced that opportunities are created. But only a calm, calculating person can take advantage of them. That usually means a person who is properly allocated all the time. Those precipitous drops tend to surprise everyone.

Another key belief of ours is that income is the basis of most of the potential returns on bonds and that by maximizing income we may produce very good results over time.

This emphasis on income can hurt in a year like 1999, but when you consider periods of just a few years you get a clearer picture of what we mean.

--------------------------------------------------------------------------------
                   Total Return for Periods Ending 12/31/99
--------------------------------------------------------------------------------
                                               1 Year     5 Years  10 Years

    USAA Tax Exempt Long-Term Fund             -5.04%      6.59%     6.37%

    USAA Tax Exempt Intermediate-Term Fund     -2.61%      6.37%     6.49%

    USAA Tax Exempt Short-Term Fund             1.64%      4.98%     5.06%

    USAA Tax Exempt Money Market Fund           3.15%      3.40%     3.60%
--------------------------------------------------------------------------------

     Total return equals income plus share price change and assumes reinvestment of all dividends and capital gain distributions.

     The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.

The key thing about this chart is that all of these returns include the bad market of 1999. One poor year has not overturned the good returns of many years.

Markets will always move, but we believe that a sound and consistent strategy will pay off.

Sincerely,

Michael J.C. Roth, CFA
President and
Vice Chairman of the Board




For more complete information about the mutual funds managed and distributed by USAA Investment Management Company (USAA Investments), including charges and operating expenses, please call for a prospectus. Read it carefully before investing.

Some income may be subject to state or local taxes or the federal alternative minimum tax.











Investment Review

USAA LONG-TERM FUND

OBJECTIVE: Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS: Invests principally in investment-grade, tax-exempt securities with a dollar-weighted average portfolio maturity of 10 years or more.

--------------------------------------------------------------------------------
                                                  3/31/99           3/31/00
--------------------------------------------------------------------------------
Net Assets                                    $2,168.2 Million  $1,935.9 Million
Net Asset Value Per Share                         $13.92             $12.75
Tax-Exempt Dividends Per Share Last 12 Months     $.764              $.756
Capital Gain Distributions Per Share
  Last 12 Months                                     -                  -
--------------------------------------------------------------------------------
30-Day SEC Yield* as of 3/31/00
--------------------------------------------------------------------------------
30-Day SEC Yield                                                      5.52%
--------------------------------------------------------------------------------
* Calculated as prescribed by the Securities and Exchange Commission.




                    Average Annual Compounded Returns with
           Reinvestment of Dividends - Periods Ending March 31, 2000
--------------------------------------------------------------------------------
                 Total Return    Equals    Dividend Return   Plus   Price Change
--------------------------------------------------------------------------------
     10 Years       6.62%           =           6.27%         +       0.35%
--------------------------------------------------------------------------------
      5 Years       5.57%           =           5.90%         +      -0.33%
--------------------------------------------------------------------------------
      1 Year       -2.95%           =           5.46%         +      -8.41%
--------------------------------------------------------------------------------



              Annual Total Returns and Compounded Dividend Returns
                 for the Ten-Year Period Ending March 31, 2000

A chart in the form of a bar graph appears here, illustrating the Annual Total Returns and Compounded Dividend Returns of the USAA Long-Term Fund for the ten-year period ended March 31, 2000.

Total Return for Years Ended:
----------------------------
03/31/91        8.46%
03/31/92       10.39%
03/31/93       12.46%
03/31/94        2.36%
03/31/95        5.07%
03/31/96        7.88%
03/31/97        6.51%
03/31/98       12.04%
03/31/99        4.98%
03/31/00       -2.95%

**Compounded Dividend Yield for Years Ended:
-------------------------------------------
03/31/91        7.54%
03/31/92        7.27%
03/31/93        6.92%
03/31/94        5.56%
03/31/95        6.23%
03/31/96        6.26%
03/31/97        6.13%
03/31/98        6.14%
03/31/99        5.55%
03/31/00        5.46%

Change in Share Price:
---------------------
03/31/91        0.92%
03/31/92        3.12%
03/31/93        5.54%
03/31/94       -3.20%
03/31/95       -1.16%
03/31/96        1.62%
03/31/97        0.38%
03/31/98        5.90%
03/31/99       -0.57%
03/31/00       -8.41%

** Compounded Dividend yield calculation includes only income distributions.


Total return equals dividend return plus share price change and assumes reinvestment of all dividends and capital gain distributions. Dividend return is the income from dividends received over the period assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.





                      12-Month Dividend Yield Comparison

A chart in the form of a bar graph appears here illustrating the comparison of the 12 Month Dividend Yield of the USAA Long-Term Fund to the 12 Month Dividend Yield of the Lipper General Municipal Debt Funds Average from 3/31/91 to 3/31/00.

                   USAA Long-Term                  Lipper General Municipal
                    Fund Yield                     Debt Funds Average Yield
                   --------------                  ------------------------
03/31/91              7.15%                                     6.75%
03/31/92              6.78%                                     6.41%
03/31/93              6.23%                                     5.77%
03/31/94              6.23%                                     5.65%
03/31/95              6.03%                                     5.38%
03/31/96              6.03%                                     5.13%
03/31/97              5.95%                                     5.07%
03/31/98              5.55%                                     4.67%
03/31/99              5.49%                                     4.49%
03/31/00              5.93%                                     4.72%

The 12-month dividend yield is computed by dividing income dividends paid during the previous 12 months by the latest month-end net asset value adjusted for capital gain distributions. The graph represents data for periods ending 3/31/91 to 3/31/00.



               Cumulative Performance Comparison

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 investment for the USAA Long-Term Fund, Lehman Brothers Municipal Bond Index and the Lipper General Municipal Debt Funds Average. The data points from the graph are as follows:

USAA  Long-Term Fund
Year                  Amount
--------              ------
03/31/90              $10,000
09/30/90               10,199
03/31/91               10,846
09/30/91               11,526
03/31/92               11,972
09/30/92               12,793
03/31/93               13,463
09/30/93               14,427
03/31/94               13,782
09/30/94               13,802
03/31/95               14,480
09/30/95               15,160
03/31/96               15,620
09/30/96               16,208
03/31/97               16,637
09/30/97               17,832
03/31/98               18,639
09/30/98               19,495
03/31/99               19,566
09/30/99               18,865
03/31/00               18,988

Lehman Brothers Municipal Bond Index
Year                  Amount
--------              -------
03/31/90              $10,000
09/30/90               10,239
03/31/91               10,923
09/30/91               11,590
03/31/92               12,014
09/30/92               12,801
03/31/93               13,518
09/30/93               14,432
03/31/94               13,832
09/30/94               14,080
03/31/95               14,859
09/30/95               15,655
03/31/96               16,105
09/30/96               16,600
03/31/97               16,982
09/30/97               18,097
03/31/98               18,802
09/30/98               19,674
03/31/99               19,967
09/30/99               19,537
03/31/00               19,951

Lipper General Municipal Debt Funds Average
Year                  Amount
--------              -------
03/31/90              $10,000
09/30/90               10,188
03/31/91               10,844
09/30/91               11,521
03/31/92               11,933
09/30/92               12,722
03/31/93               13,475
09/30/93               14,406
03/31/94               13,748
09/30/94               13,889
03/31/95               14,625
09/30/95               15,276
03/31/96               15,713
09/30/96               16,175
03/31/97               16,509
09/30/97               17,615
03/31/98               18,298
09/30/98               19,106
03/31/99               19,229
09/30/99               18,555
03/31/00               18,793

Data from 3/31/90 through 3/31/00.



The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. The Lipper General Municipal Debt Funds Average is the average performance level of all general municipal debt funds, as computed by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds. All tax-exempt bond funds will find it difficult to outperform the Lehman Index since funds have expenses.





Message from the Manager


[Photograph of Portfolio Manager,  Robert R. Pariseau, CFA, appears here.]


THE MUNICIPAL BOND MARKET
You just can't keep a strong economy down. Apparently, not even the Federal Reserve Board can do it. After raising the federal funds target rate five times since last June, the U.S. economy still grew by 7.35% in the fourth quarter of 1999. Thankfully, inflation has remained under control -- although it's been creeping up since early 1998. Last year, the fixed-income markets suffered a crisis in confidence fearing that inflation would most certainly increase. In response, bond prices fell as interest rates rose for most of 1999.

However, the virtuous cycle of robust noninflationary growth described by Chairman Alan Greenspan continues as technological innovation allows industry to use raw materials and labor more efficiently. Add a volatile stock market to continued low inflation, and we have the ingredients for a bond-market rally that began in late January of this year. Of course, that ignores Chairman Greenspan's warning that the economy is growing well in excess of its sustainable, noninflationary rate.

The yield on the Bond Buyer 40-Bond Index (BBI40) steadily increased by 1.1% from March 1999 until January 2000. Since late January, the yield has fallen roughly 0.4%, closing at 5.97% on March 31, 2000. The 30-year U.S. Treasury bond (the long bond) ended the period at 5.83%. Investor redemptions last fall and a reduction in issuance of the long bond were major reasons why the municipal market has underperformed the U.S. government long-bond market.





                Municipal and U.S. Treasury Bond Yields

A chart in the form of a line graph appears here illustrating the yields of the 30-year U.S. Treasury Bond and the Bond Buyer 40-Bond Index (BBI40) from 3/31/99 to 3/31/00.

                30-year            Bond Buyer
                  U.S.               40-Bond
                Treasury           Index (BBI40)
                --------          -------------
03/31/99          5.63%                5.23%
04/15/99          5.53%                5.21%
04/30/99          5.66%                5.28%
05/14/99          5.92%                5.38%
05/31/99          5.83%                5.37%
06/15/99          6.11%                5.53%
06/30/99          5.96%                5.55%
07/15/99          5.92%                5.50%
07/30/99          6.10%                5.59%
08/16/99          6.09%                5.88%
08/31/99          6.06%                5.78%
09/15/99          6.10%                5.86%
09/30/99          6.05%                5.89%
10/15/99          6.26%                6.06%
10/29/99          6.16%                6.08%
11/15/99          6.02%                5.99%
11/30/99          6.29%                6.11%
12/15/99          6.33%                6.11%
12/31/99          6.48%                6.22%
01/14/00          6.70%                6.29%
01/31/00          6.49%                6.31%
02/15/00          6.25%                6.24%
02/29/00          6.14%                6.17%
03/15/00          6.08%                6.09%
03/31/00          5.83%                5.97%



Past performance is no guarantee of future results.

The 30-year U.S. Treasury bond is generally considered the benchmark for U.S. long-term interest rates.

The Bond Buyer 40-Bond Index is the industry standard for the yield of long-term, investment-grade municipal bonds.


STRATEGY
I focus primarily on generating maximum tax-exempt income with the goal of producing the best after-tax total return over a three- to five-year investment horizon. My rationale for this strategy is:

   - I believe that a large number of our investors own the Fund for the tax-free income and invest for the long term.

   - Although past performance is no guarantee of future results, the strategy has worked in different kinds of markets over the years. Long-term performance, measured by total return, has been well above the peer-group average.

The Fund remains fully invested in long-term, investment-grade municipal bonds. Municipal bonds maturing in 20 years or longer almost always yield more than shorter bonds of the same credit quality. However, longer-maturity bonds are more volatile in price than shorter-maturity bonds. That's why we encourage only those investors with an investment horizon of four or more years to buy our tax-exempt bond funds. In regard to credit risk, I believe investment-grade bonds (rated BBB or higher by a rating agency) offer the best risk/reward compared to junk bonds.

Our shareholders have made it very clear that they do not want the income from their USAA tax-exempt funds to be subject to the federal alternative minimum tax
(AMT) for individuals. Consequently, since their inception, no USAA tax-exempt fund has ever distributed income that was subject to the AMT for individuals. Looking ahead, we have no intention of purchasing municipal bonds that are subject to the AMT for individuals in any of the USAA tax-exempt funds. Of course, we would certainly advise our shareholders if a change occurs in the federal tax code that would compel us to reconsider our position.


FUND PERFORMANCE
While past performance is no guarantee of future results, from March 31, 1999, to March 31, 2000, your Fund paid a dividend distribution yield of 5.93% versus an average dividend distribution yield of 4.72% for the Lipper General Municipal Debt Funds Average. During the fiscal year, the Fund's share price decreased by $1.17 to $12.75. During this period, the Fund's total return was -2.95% compared to the Lipper Average of -2.40%.

                               *  *  *  *

I'm pleased to say that your Fund received an Overall Star Rating of 4 stars in the municipal bond fund category from Morningstar Rating(TradeMark) for the period ended March 31, 2000.

The 12-month dividend yield is computed by dividing income dividends paid during the previous 12 months by the latest month-end net asset value adjusted for capital gain distribution.

Refer to the bottom of page 5 for the Lipper Average definition.

Total  return   equals  income  return  plus  share  price  change  and  assumes reinvestment of all dividends and capital gain distributions.

Past performance is no guarantee of future results. Morningstar proprietary ratings on U.S.-domiciled funds reflect historical risk-adjusted performance as of March 31, 2000. The ratings are subject to change every month. Morningstar ratings on U.S.-domiciled funds are calculated from the fund's three-, five-, and 10-year average annual returns in excess of 90-day U.S. Treasury bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day U.S. T-bill returns. The USAA Tax Exempt Long-Term Fund received 4 stars, 5 stars, and 4 stars for the three-, five-, and 10-year periods, respectively. The top 10% of the funds in a broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The Fund was rated exclusively against U.S.-domiciled funds. The Fund was rated among 1,682, 1,394, and 403 funds in the municipal bond fund category for the three-, five-, and 10-year periods, respectively.


TAXABLE EQUIVALENT YIELDS
The table below compares the yield of the USAA Long-Term Fund with a taxable equivalent investment.

--------------------------------------------------------------------------------
To match the USAA Long-Term Fund's closing 30-day SEC yield of 5.52% and:

Assuming a marginal federal tax rate of:        28%      31%      36%      39.6%

A fully taxable investment must pay:           7.67%    8.00%    8.63%     9.14%
--------------------------------------------------------------------------------

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

Some income may be subject to federal, state, or local taxes, or the federal alternative minimum tax.



                            Portfolio Ratings Mix
                                March 31, 2000

A pie chart is shown here depicting the Portfolio Ratings Mix as of March 31, 2000 of the USAA Long-Term Fund to be:

AAA - 29%; AA - 22%; A - 23%; BBB - 24%; BB - 1%; and B - 1%.

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Services, or Fitch IBCA. Unrated securities that have been determined by USAA IMCO to be of equivalent investment quality to categories AAA and BBB account for 3.3% and 1.0%, respectively, of the Fund's investments, and are included in their appropriate category above.

See page 27 for a complete listing of the portfolio of investments.










Investment Review

USAA INTERMEDIATE-TERM FUND

OBJECTIVE: Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS: Invests principally in investment-grade, tax-exempt securities with a dollar-weighted average portfolio maturity of between three and 10 years.
--------------------------------------------------------------------------------
                                                 3/31/99             3/31/00
--------------------------------------------------------------------------------
  Net Assets                                 $2,344.4 Million   $2,123.3 Million
  Net Asset Value Per Share                       $13.39             $12.58
  Tax-Exempt Dividends Per Share Last
    12 Months                                      $.701             $.690
  Capital Gain Distributions Per Share
    Last 12 Months                                  -                   -
--------------------------------------------------------------------------------
30-Day SEC Yield* as of 3/31/00
--------------------------------------------------------------------------------
30-Day SEC Yield                                                     5.12%
--------------------------------------------------------------------------------
* Calculated as prescribed by the Securities and Exchange Commission.




                      Average Annual Compounded Returns with
           Reinvestment of Dividends - Periods Ending March 31, 2000
--------------------------------------------------------------------------------
                  Total Return    Equals   Dividend Return   Plus   Price Change
================================================================================
      10 Years        6.64%         =         5.93%           +       0.71%
--------------------------------------------------------------------------------
       5 Years        5.72%         =         5.59%           +       0.13%
--------------------------------------------------------------------------------
       1 Year        -0.84%         =         5.21%           +      -6.05%
================================================================================

          Annual Total Returns and Compounded Dividend Returns for the Ten-Year Period Ending March 31, 2000

A chart in the form of a bar graph appears here, illustrating the Annual Total Returns and Compounded Dividend Returns of the USAA Intermediate-Term Fund for the ten-year period ended March 31, 2000.

Total Return for Years Ended:
----------------------------
03/31/91        8.30%
03/31/92        9.24%
03/31/93       11.29%
03/31/94        3.06%
03/31/95        6.16%
03/31/96        7.97%
03/31/97        5.80%
03/31/98       10.59%
03/31/99        5.42%
03/31/00       -0.84%

**Compounded Dividend Yield for Years Ended:
-------------------------------------------
03/31/91        7.20%
03/31/92        6.82%
03/31/93        6.33%
03/31/94        5.31%
03/31/95        5.76%
03/31/96        5.81%
03/31/97        5.80%
03/31/98        5.81%
03/31/99        5.35%
03/31/00        5.21%

Change in Share Price:
---------------------
03/31/91        1.10%
03/31/92        2.42%
03/31/93        4.96%
03/31/94       -2.25%
03/31/95        0.40%
03/31/96        2.16%
03/31/97        0.00%
03/31/98        4.78%
03/31/99        0.07%
03/31/00       -6.05%

** Compounded Dividend yield calculation includes only income distributions.


Total return equals dividend return plus share price change and assumes reinvestment of all dividends and capital gain distributions. Dividend return is the income from dividends received over the period assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.










                      12-Month Dividend Yield Comparison

A chart in the form of a bar graph appears here illustrating the comparison of the 12 Month Dividend Yield of the USAA Intermediate-Term Fund to the 12 Month Dividend Yield of the Lipper Intermediate Municipal Debt Funds Average from 3/31/91 to 3/31/00.

           USAA Intermediate-Term         Lipper Intermediate Municipal
                Fund Yield                   Debt Funds Average Yield
           ----------------------         -----------------------------
03/31/91           6.84%                              6.25%
03/31/92           6.43%                              5.90%
03/31/93           5.75%                              5.26%
03/31/94           5.56%                              4.85%
03/31/95           5.56%                              4.70%
03/31/96           5.57%                              4.61%
03/31/97           5.67%                              4.54%
03/31/98           5.34%                              4.33%
03/31/99           5.24%                              4.17%
03/31/00           5.49%                              4.35%

The 12-month dividend yield is computed by dividing income dividends paid during the previous 12 months by the latest month-end net asset value adjusted for capital gain distributions. The graph represents data for periods ending 3/31/91 to 3/31/00.






                 Cumulative Performance Comparison

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 investment for the USAA Intermediate-Term Fund, Lehman Brothers Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Average. The data points from the graph are as follows:

USAA Intermediate-Term Fund
Year                  Amount
--------              -------
03/31/90              $10,000
09/30/90               10,280
03/31/91               10,830
09/30/91               11,419
03/31/92               11,831
09/30/92               12,530
03/31/93               13,166
09/30/93               14,016
03/31/94               13,570
09/30/94               13,853
03/31/95               14,407
09/30/95               15,205
03/31/96               15,554
09/30/96               16,030
03/31/97               16,457
09/30/97               17,484
03/31/98               18,199
09/30/98               18,978
03/31/99               19,185
09/30/99               18,742
03/31/00               19,024

Lehman Brothers Municipal Bond Index
Year                  Amount
--------              -------
03/31/90              $10,000
09/30/90               10,239
03/31/91               10,923
09/30/91               11,590
03/31/92               12,014
09/30/92               12,801
03/31/93               13,518
09/30/93               14,432
03/31/94               13,832
09/30/94               14,080
03/31/95               14,859
09/30/95               15,655
03/31/96               16,105
09/30/96               16,600
03/31/97               16,982
09/30/97               18,097
03/31/98               18,802
09/30/98               19,674
03/31/99               19,967
09/30/99               19,537
03/31/00               19,951

Lipper Intermediate Municipal Debt Funds Average
Year                  Amount
--------              -------
03/31/90              $10,000
09/30/90               10,265
03/31/91               10,824
09/30/91               11,368
03/31/92               11,729
09/30/92               12,420
03/31/93               13,011
09/30/93               13,749
03/31/94               13,373
09/30/94               13,590
03/31/95               14,126
09/30/95               14,789
03/31/96               15,119
09/30/96               15,451
03/31/97               15,791
09/30/97               16,631
03/31/98               17,145
09/30/98               17,857
03/31/99               18,044
09/30/99               17,751
03/31/00               18,017

Data from 3/31/90 through 3/31/00.


The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. The Lipper Intermediate Municipal Debt Funds Average is the average performance level of all intermediate municipal debt funds, as computed by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds. All tax-exempt bond funds will find it difficult to outperform the Lehman Index, since funds have expenses.











Message from the Manager

[Photograph of Portfolio Manager, Clifford A. Gladson, CFA, appears here.]


CREDIT MARKET REVIEW
Since our last annual report on March 31, 1999, the Federal Reserve (the Fed) has raised the short-term interest rate 1.25%. The Fed is concerned that the strong growth in the domestic economy will lead to price inflation. By the end of the USAA Tax Exempt Intermediate-Term Fund's fiscal year on March 31, 2000, yields on ten-year AA-rated municipal bonds rose 0.78%.


FUND PERFORMANCE
While past performance is no guarantee of future results, from March 31, 1999, to March 31, 2000, your Fund paid a dividend distribution yield of 5.49%, well above the average dividend distribution yield of 4.35% for the Lipper Intermediate-Term Municipal Debt Funds Average. During the Fund's fiscal year, rising interest rates caused the share price to fall $0.81 to $12.58.

                               *  *  *  *  *

Your Fund's performance received an Overall Star Rating of 5 stars in the municipal bond fund category from Morningstar Rating (TradeMark) for the period ending March 31, 2000.


HOW I APPROACH YOUR FUND'S INCOME OBJECTIVE
The primary objective of each USAA tax-exempt bond fund is to distribute a high level of tax-exempt income. Our tax-exempt funds are designed to promote tax-free income accumulation rather than taxable capital gain distributions. This income orientation is impacted by the mathematical nature of bonds, the federal income tax code, and the behavior of the fixed-income market.

Interest rates fluctuate. When interest rates rise, the price of a bond falls. When interest rates fall, the price of a bond rises. At maturity, barring a credit disaster, a bond pays off at face value. The only tax-exempt income that is earned depends on the bond's coupon yield at the time of purchase. For a discussion of how we employ forward-looking credit analysis to add value to the portfolios, please see the fund manager's message about the USAA Tax Exempt Short-Term Fund on page 18.

Common sense dictates that a taxpayer values tax-exempt income over taxable capital gain distributions. The table on page 10 shows the sources of total return for the USAA Tax Exempt Intermediate-Term Fund over the last one, five, and 10 years. Notice that the tax-exempt dividend return is the dominant component of long-term total return. The three graphs below the table further illustrate how the Fund's dividend returns and yearly price appreciation combine to produce annual total returns. Besides dominating long-term total return, tax-exempt income distributions help smooth out the annualized total return.

Two market factors shape our income-oriented portfolio strategy. First, to our knowledge, no one has consistently been able to predict the movement in interest rates. This makes market timing a losing proposition. Consequently, USAA tax-exempt funds tend to remain fully invested and do not try to time the market. When we do trade bonds, it is to take advantage of interest rate movements that have the potential to increase a fund's dividend distribution yield. We carefully manage trading activity to reduce taxable capital gain distributions. The second market factor that influences portfolio strategy is that yields for municipal bonds tend to increase as bond maturity lengthens. This means, in order to earn a high level of income, the Fund's weighted average maturity will usually be near its upper limit.


CURRENT MARKET CONDITIONS
The credit market anticipates that the Fed will continue to raise short-term interest rates until there is some moderation in the rate of growth of the domestic economy. The market's confidence in the Fed's resolve to keep inflation at bay is reflected by long-term interest rates rising at a slower rate than short-term interest rates. I continue to view any rise in interest rates as an opportunity to improve the distribution yield of your Fund.


The 12-month dividend yield is computed by dividing income dividends paid during the previous 12 months by the latest month-end net asset value adjusted for capital gain distributions.

Refer to the bottom of page 11 for the Lipper Average definition.

Past performance is no guarantee of future results. Morningstar proprietary ratings on U.S.-domiciled funds reflect historical risk-adjusted performance as of March 31, 2000. The ratings are subject to change every month. Morningstar ratings on U.S.-domiciled funds are calculated from the fund's three-, five-, and 10-year average annual returns in excess of 90-day U.S. Treasury bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day U.S. T-bill returns. The USAA Tax Exempt Intermediate-Term Fund received 5 stars for the three-, five-, and 10-year periods, respectively. The top 10% of the funds in a broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The Fund was rated exclusively against U.S.-domiciled funds. The Fund was rated among 1,682, 1,394, and 403 funds in the municipal bond fund category for the three-, five-, and 10-year periods, respectively.











TAXABLE EQUIVALENT YIELDS
The table below compares the yield of the USAA Intermediate-Term Fund with a taxable equivalent invesment.
--------------------------------------------------------------------------------
To match the USAA Intermediate-Term Fund's closing 30-day SEC yield of 5.12% and:

Assuming a marginal federal tax rate of:      28%       31%       36%      39.6%

A fully taxable investment must pay:        7.11%      7.42%     8.00%     8.48%
--------------------------------------------------------------------------------

This table is based on a hypothetical investment caluclation for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

Some income may be subject to the federal alternative minimum tax.






                            Portfolio Ratings Mix
                               March 31, 2000

A pie chart is shown here depicting the Portfolio Ratings Mix as of March 31, 2000 of the USAA Intermediate-Term Fund to be:

AAA - 35%; AA - 15%; A - 26%; and BBB - 24%.

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Services, or Fitch IBCA. Unrated securities that have been determined by USAA IMCO to be of equivalent investment quality to categories AAA, A, and BBB account for 1.6%, 0.05%, and 2.1%, respectively, of the Fund's investments, and are included in their appropriate category above.

See page 35 for a complete listing of the portfolio of investments.











Investment Review

USAA SHORT-TERM FUND

OBJECTIVE: Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS: Invests principally in investment-grade, tax-exempt securities with a dollar-weighted average portfolio maturity of three years or less.
--------------------------------------------------------------------------------
                                                 3/31/99            3/31/00
--------------------------------------------------------------------------------
  Net Assets                                 $1,033.6 Million   $967.6 Million
  Net Asset Value Per Share                       $10.72          $10.46
  Tax-Exempt Dividends Per Share Last
    12 Months                                      $.490           $.473
  Capital Gain Distributions Per Share Last
    12 Months                                         -               -
--------------------------------------------------------------------------------
30-Day SEC Yield* as of 3/31/00
--------------------------------------------------------------------------------
30-Day SEC Yield                                                   4.42%
--------------------------------------------------------------------------------
* Calculated as prescribed by the Securities and Exchange Commission.





                       Average Annual Compounded Returns with
              Reinvestment of Dividends - Periods Ending March 31, 2000
--------------------------------------------------------------------------------
                      Total Return  Equals  Dividend Return   Plus  Price Change
================================================================================
        10 Years          5.04%        =          4.97%         +       0.07%
--------------------------------------------------------------------------------
        5 Years           4.66%        =          4.68%         +      -0.02%
--------------------------------------------------------------------------------
        1 Year            2.05%        =          4.48%         +      -2.43%
================================================================================




             Annual Total Returns and Compounded Dividend Returns
                 for the Ten-Year Period Ending March 31, 2000

A chart in the form of a bar graph appears here, illustrating the Annual Total Returns and Compounded Dividend Returns of the USAA Short-Term Fund for the ten-year period ended March 31, 2000.

Total Return for Years Ended:
----------------------------
03/31/91        6.27%
03/31/92        7.09%
03/31/93        6.37%
03/31/94        2.87%
03/31/95        4.51%
03/31/96        5.83%
03/31/97        4.70%
03/31/98        6.35%
03/31/99        4.46%
03/31/00        2.05%

**Compounded Dividend Yield for Years Ended:
-------------------------------------------
03/31/91        6.65%
03/31/92        5.83%
03/31/93        4.94%
03/31/94        4.28%
03/31/95        4.61%
03/31/96        4.87%
03/31/97        4.70%
03/31/98        4.74%
03/31/99        4.65%
03/31/00        4.48%

Change in Share Price:
---------------------
03/31/91       -0.38%
03/31/92        1.26%
03/31/93        1.43%
03/31/94       -1.41%
03/31/95       -0.10%
03/31/96        0.96%
03/31/97        0.00%
03/31/98        1.61%
03/31/99       -0.19%
03/31/00       -2.43%

** Compounded Dividend yield calculation includes only income distributions.


Total return equals dividend return plus share price change and assumes reinvestment of all dividends and capital gain distributions. Dividend return is the income from dividends received over the period assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.








                       12-Month Dividend Yield Comparison

A chart in the form of a bar graph appears here illustrating the comparison of the 12 Month Dividend Yield of the USAA Short-Term Fund to the 12 Month Dividend Yield of the Lipper Short-Term Municipal Debt Funds Average from 3/31/91 to 3/31/00.

               USAA Short-Term              Lipper Short-Term Municipal
                 Fund Yield                  Debt Funds Average Yield
               ---------------              ---------------------------
3/31/91             6.47%                              6.07%
3/31/92             5.59%                              5.41%
3/31/93             4.75%                              4.47%
3/31/94             4.33%                              3.71%
3/31/95             4.51%                              4.01%
3/31/96             4.73%                              4.15%
3/31/97             4.60%                              4.17%
3/31/98             4.55%                              4.03%
3/31/99             4.57%                              3.87%
3/31/00             4.52%                              3.86%

The 12-month dividend yield is computed by dividing income dividends paid during the previous 12 months by the latest month-end net asset value adjusted for capital gain distributions. The graph represents data for periods ending 3/31/91 to 3/31/00.




                        Cumulative Performance Comparison

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 investment for the USAA Short-Term Fund, Lehman Brothers Municipal Bond Index and the Lipper Short-Term Municipal Debt Funds Average. The data points from the graph are as follows:

USAA Short-Term Fund
Year                  Amount
--------              -------
03/31/90              $10,000
09/30/90               10,247
03/31/91               10,627
09/30/91               11,026
03/31/92               11,380
09/30/92               11,766
03/31/93               12,106
09/30/93               12,466
03/31/94               12,453
09/30/94               12,679
03/31/95               13,015
09/30/95               13,492
03/31/96               13,774
09/30/96               14,100
03/31/97               14,421
09/30/97               14,939
03/31/98               14,337
09/30/98               15,779
03/31/99               16,020
09/30/99               16,104
03/31/00               16,347

Lehman Brothers Municipal Bond Index
Year                  Amount
--------              -------
03/31/90              $10,000
09/30/90               10,239
03/31/91               10,923
09/30/91               11,590
03/31/92               12,014
09/30/92               12,801
03/31/93               13,518
09/30/93               14,432
03/31/94               13,832
09/30/94               14,080
03/31/95               14,859
09/30/95               15,655
03/31/96               16,105
09/30/96               16,600
03/31/97               16,982
09/30/97               18,097
03/31/98               18,802
09/30/98               19,674
03/31/99               19,967
09/30/99               19,537
03/31/00               19,951

Lipper Short-Term Municipal Debt Funds Average
Year                  Amount
--------              -------
03/31/90              $10,000
09/30/90               10,294
03/31/91               10,679
09/30/91               11,041
03/31/92               11,370
09/30/92               11,756
03/31/93               12,062
09/30/93               12,336
03/31/94               12,405
09/30/94               12,586
03/31/95               12,856
09/30/95               13,245
03/31/96               13,532
09/30/96               13,801
03/31/97               14,058
09/30/97               14,453
03/31/98               14,780
09/30/98               15,149
03/31/99               15,402
09/30/99               15,533
03/31/00               15,754

Data from 3/31/90 through 3/31/00.


The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. The Lipper Short-Term Municipal Debt Funds Average is the average performance level of all short-term municipal debt funds, as computed by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds. All tax-exempt bond funds will find it difficult to outperform the Lehman Index since funds have expenses.











Message from the Manager


[Photograph of Portfolio Manager, Clifford A. Gladson, CFA, appears here.]


CREDIT MARKET REVIEW
During the USAA Tax Exempt Short-Term Fund's last fiscal year, from March 31, 1999, to March 31, 2000, the Federal Reserve (the Fed) raised the short-term interest rate five times. Even though price inflation remained rather benign, the Fed felt that preemptive action was necessary to slow the rapid growth in the domestic economy, which it fears will lead to price inflation. By the end of the Fund's fiscal year, the federal discount rate increased 1.25%, and the yields on five-year AA-rated municipal bonds rose 1.04%.


FUND PERFORMANCE
While past performance is no guarantee of future results, from March 31, 1999, to March 31, 2000, your Fund paid a dividend distribution yield of 4.52%, well above the average dividend distribution yield of 3.86% for the Lipper Short-Term Municipal Debt Funds Average. During the Fund's fiscal year, rising interest rates caused the share price to decrease $0.26 to $10.46.

                                *  *  *  *  *

Your Fund's performance received an Overall Star Rating of 5 stars in the municipal bond fund category from Morningstar Rating(TradeMark) for the period ending March 31, 2000.


INDEPENDENT CREDIT ANALYSIS
When I was in college, the textbooks ranked the security of municipal bonds second only to U.S. government securities. In general terms, I continue to subscribe to this view. However, in each of the last three decades, at least one major issuer and a number of smaller issuers have defaulted. This is why I feel it is important that at USAA every portfolio manager starts as a credit analyst.

Advanced degrees and professional designations are only entry criteria for our analysts. Even though we emphasize the basic three C's of credit analysis -- character, cash flow, and collateral -- the art of credit analysis transcends simple formulas. The analyst must develop a forward-looking judgment that builds on past events to assess an issuer's future willingness to pay, future ability to pay, and future incentive to pay. We don't want to prepare for the last war. More importantly, an analyst must develop the confidence to recognize that a material risk may defy analysis and avoid purchasing these credits. Over the years, our municipal analysts identified potential credit problems before they could damage the portfolio.

While we use the credit ratings of three nationally recognized statistical rating organizations (Moody's, Standard & Poor's, and Fitch) as guidelines, actual purchase decisions are based on our independent credit analysis. There are a number of high-grade credits rated A or better, some with ratings of AAA, that we will not purchase. On the other hand, if the rating of a holding is downgraded below investment grade, we do not sell automatically. This might be the easiest action for the portfolio manager to take, but it may not be in the best interest of the shareholder. It is our policy to conduct an independent analysis to determine if the bond's principal and interest will be paid as promised. The portfolio manager must then decide if it is in the best interest of the shareholder to hold or sell the security. If the decision is made to hold the security, it is placed on close and constant surveillance.

Please be assured that USAA has a seasoned team of fixed-income professionals looking out for your best interests. For a discussion on how we approach the income objective of your Fund, please see my report on the USAA Tax Exempt Intermediate-Term Fund on page 13.


CURRENT MARKET CONDITIONS
It appears that the Fed will continue to raise short-term interest rates until there is some moderation in the rate of growth in the domestic economy. I continue to invest 23% of the Fund assets in variable-rate demand notes (VRDNs). The yields on these VRDNs reset either daily or weekly and possess a periodic demand feature at par (100% of face value) of the same duration. During periods of rising interest rates, the VRDNs can quickly adjust to rising interest rates and help the VRDN to maintain a value of par.



The 12-month dividend yield is computed by dividing income dividends paid during the previous 12 months by the latest month-end net asset value adjusted for capital gain distributions.

Refer to the bottom of page 16 for the Lipper Average definition.

Past performance is no guarantee of future results. Morningstar proprietary ratings on U.S.-domiciled funds reflect historical risk-adjusted performance as of March 31, 2000. The ratings are subject to change every month. Morningstar ratings on U.S.-domiciled funds are calculated from the fund's three-, five-, and 10-year average annual returns in excess of 90-day U.S. Treasury bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day U.S. T-bill returns. The USAA Tax Exempt Short-Term Fund received 5 stars for the three-, five-, and 10-year periods, respectively. The top 10% of the funds in a broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The Fund was rated exclusively against U.S.-domiciled funds. The Fund was rated among 1,682, 1,394, and 403 funds in the municipal bond fund category for the three-, five-, and 10-year periods, respectively.











TAXABLE EQUIVALENT YIELDS
The table below compares the yield of the USAA Tax-Exempt Short-Term Fund with a taxable equivalent invesment.

--------------------------------------------------------------------------------
To match the USAA Short-Term Fund's closing 30-day SEC yield of 5.12% and:

Assuming a marginal federal tax rate of:      28%       31%       36%      39.6%

A fully taxable investment must pay:        6.14%      6.41%     6.91%     7.32%
--------------------------------------------------------------------------------

This table is based on a hypothetical investment caluclation for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.




                             Portfolio Ratings Mix
                                 March 31, 2000

A pie chart is shown here depicting the Portfolio Ratings Mix as of March 31, 2000 of the USAA Short-Term Fund to be:

AAA - 21%; AA - 22%; A - 27%; and BBB - 30%.


The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Services, or Fitch IBCA. Unrated securities that have been determined by USAA IMCO to be of equivalent investment quality to categories AAA, A, and BBB account for 2.3%, 1.6%, and 1.5%, respectively, of the Fund's investments, and are included in their appropriate category above.

Some income may be subject to federal, state, or local taxes, or the federal alternative minimum tax.

See page 51 for a complete listing of the portfolio of investments.











Investment Review

USAA TAX EXEMPT MONEY MARKET FUND

OBJECTIVE: Interest income that is exempt from federal income tax and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS: Invests principally in high-quality, tax-exempt securities with maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will endeavor to maintain a constant net asset value per share of $1.00.*

*An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
                                                3/31/99            3/31/00
--------------------------------------------------------------------------------
  Net Assets                               $1,767.0 Million     $1,863.2 Million
  Net Asset Value Per Share                     $1.00              $1.00
--------------------------------------------------------------------------------
Average Annual Total Returns and 7-Day Yield as of 3/31/00
--------------------------------------------------------------------------------
            1 Year            5 Years          10 Years         7-Day Yield
            3.27%              3.40%             3.54%             3.49%
--------------------------------------------------------------------------------
Total return equals income return and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Past performance is no guarantee of future results. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.





                             7-Day Yield Comparison

A chart in the form of a line graph appears here illustrating the comparison of the 7-day Yield of the USAA Tax Exempt Money Market Fund and the iMoneyNet, Inc. (formerly IBC Financial Data) SB (Stock Broker) and GP (General Purpose) (Tax-Free) Money Funds.

                       USAA Tax Exempt
                      Money Market Fund                    iMoneyNet, Inc.
                      -----------------                    ---------------
03/29/99                     2.92%                              2.45%
04/26/99                     3.25%                              2.74%
05/31/99                     3.13%                              2.66%
06/28/99                     3.36%                              2.91%
07/26/99                     2.99%                              2.55%
08/30/99                     3.06%                              2.65%
09/27/99                     3.44%                              3.01%
10/25/99                     3.15%                              2.80%
11/29/99                     3.52%                              3.15%
12/27/99                     4.03%                              3.57%
01/31/00                     3.04%                              2.80%
02/28/00                     3.55%                              3.19%
03/27/00                     3.45%                              3.14%


Data represent the last Monday of each month.
Ending date 3/27/00.



The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. (formerly IBC Financial Data) SB (Stock Broker) and GP (General Purpose) (Tax-Free) Money Funds, an average of money market fund yields.









Message from the Manager

[Photograph of Portfolio Manager, Tony Era, appears here.]


OVERVIEW
As we enter the second quarter of 2000, financial markets appear buoyant despite the continued credit-tightening posture of the Federal Reserve (the Fed). So far this year, the Fed has increased the federal funds rate twice, each time by 0.25%. This move in the federal funds rate to 6.0% followed three 0.25% increases since June of last year. This rising-rate environment has resulted in one-year Treasury bill yields increasing from 5.49% on September 30, 1999, to 6.41% on March 31, 2000. In the tax-exempt market, the yield on one-year AAA-rated GO (Government Obligation) notes had risen by 0.5% to 4.22% on March 31, 2000, from 3.72% on September 30, 1999. In general, financial markets are anticipating additional rate increases as the Fed moves to further raise interest rates in an attempt to prevent the domestic economy from overheating.


STRATEGY
Since our semiannual report, we have maintained a sizeable percentage of the Fund's assets in variable-rate demand notes (VRDNs). These securities, in our view, offer the best value in the short-term tax-exempt market. In an environment of potentially higher interest rates, we intend to maintain this strategy. As you may recall from previous reports, VRDNs have a demand feature that provides the owner the option to sell the bond back to the issuer at par value (100% of face value) with a notice of seven days or less. Another attractive feature of these securities is that their interest rate is generally reset on a weekly basis. In the current environment these securities continue to compare favorably to fixed-rate instruments.


THE PORTFOLIO
At the end of March, VRDNs represented over 70% of the Fund's assets. In addition to purchasing VRDNs, the portfolio has invested moderately in tax-exempt commercial paper and short-term tax-exempt notes. Although these securities are bought at a fixed rate, they provide a cushion whenever yields on VRDNs drop too low. You will also notice that the Fund's weighted-average maturity was lengthened by five days, from 40 days on September 30, 1999, to 45 days on March 31, 2000.


PERFORMANCE
While past performance is no guarantee of future results, for the 12 months ending March 31, 2000, your Fund ranked 6 out of 136 national money market funds according to iMoneyNet, Inc., with a return of 3.27%. The average for the category over the same period was 2.87%.




                    Cumulative Performance of $10,000

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 investment of the USAA Tax Exempt Money Market Fund. The data is from 3/31/90 to 3/31/00. The data points from the graph are as follows:

USAA  Tax Exempt Money Market Fund
Year                  Amount
--------              -------
03/31/90              $10,000
09/30/90               10,297
03/31/91               10,594
09/30/91               10,841
03/31/92               11,049
09/30/92               11,222
03/31/93               11,369
09/30/93               11,503
03/31/94               11,632
09/30/94               11,780
03/31/95               11,978
09/30/95               12,200
03/31/96               12,416
09/30/96               12,621
03/31/97               12,825
09/30/97               13,049
03/31/98               13,271
09/30/98               13,500
03/31/99               13,704
09/30/99               13,919
03/31/00               14,154


Data from 3/31/90 through 3/31/00.

Past performance is no guarantee of future resluts, and the value of your investment will vary according to the Fund's performance. Some income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Review.

iMoneyNet, Inc. (formerly IBC Financial Data) provides independent analysis of trends in the financial services and investing industries with particular concentration on money market funds.

See page 63 for a complete listing of the portfolio of investments.







Distributions to Shareholders

The Funds completed their fiscal year on March 31, 2000. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires each Fund to notify its shareholders after the close of its taxable year of what portion of its earnings was exempt from federal taxation and dividends which represent long-term gains. The net investment income earned and distributed by each of the Funds was 100% tax exempt for federal income tax purposes. There were no long-term capital gain distributions for the year ended March 31, 2000.











Independent Auditors' Report


KPMG



The Shareholders and Board of Directors

USAA TAX EXEMPT FUND, INC.:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the USAA Long-Term, USAA Intermediate-Term, USAA Short-Term, and USAA Tax Exempt Money Market Funds, series of the USAA Tax Exempt Fund, Inc., as of March 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights, presented in note 7 to the financial statements, for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Long-Term, USAA Intermediate-Term, USAA Short-Term, and USAA Tax Exempt Money Market Funds as of March 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                               KPMG LLP

San Antonio, Texas
May 5, 2000











CATEGORIES AND DEFINITIONS
PORTFOLIOS OF INVESTMENTS

March 31, 2000



Fixed-rate instruments - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Put bonds - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Variable-rate demand notes (VRDNs) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. In money market funds, the effective maturity of these instruments is deemed to be less than 397 days in accordance with regulatory requirements. In bond funds, the effective maturity is the next put date.

Credit enhancements - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by either a high-quality bank, insurance company or other corporation, or a collateral trust.

The USAA Tax Exempt  Money  Market  Fund's  investments  consist  of  securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, "eligible securities" generally consist of securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality, at the time of purchase. The Manager also attempts to minimize credit risk in the USAA Tax Exempt Money Market Fund through rigorous internal credit research.

(ETM)  Escrowed to final maturity.
(PRE)  Prerefunded to a date prior to maturity.
(LOC)  Enhanced by a bank letter of credit.
(LIQ)  Enhanced by a bank liquidity agreement.
(NBGA) Enhanced by a non-bank guarantee agreement.
(INS)  Scheduled principal and interest payments are insured by:
       (1) MBIA, Inc.
       (2) AMBAC Financial Group, Inc.
       (3) Financial Guaranty Insurance Co.
       (4) Financial Security Assurance Holdings Ltd.
       (5) Asset Guaranty Insurance Co.
       (6) ACA Financial Guaranty Corp.
       (7) College Construction Loan Insurance Association.
       (8) Capital Reinsurance Co.
       (9) AXA Reinsurance Group.











PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

BAN     Bond Anticipation Note             IDRB   Industrial Development
COP     Certificate of Participation                 Revenue Bond
CP      Commercial Paper                   ISD    Independent School District
CSD     Central School District            MFH    Multi-Family Housing
GO      General Obligation                 PCRB   Pollution Control Revenue Bond
IDA     Industrial Development             RAN    Revenue Anticipation Note
          Authority/Agency                 RB     Revenue Bond
IDB     Industrial Development Board       RN     Revenue Note
IDC     Industrial Development Corp.       SFH    Single-Family Housing
                                           TAN    Tax Anticipation Note











USAA LONG-TERM FUND
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

March 31, 2000


Principal                                                      Coupon      Final          Market
 Amount              Security                                   Rate      Maturity         Value
-------------------------------------------------------------------------------------------------
                        FIXED-RATE INSTRUMENTS (98.0%)

           Alabama (1.8%)
$   3,750  Baldwin County Health Care RB, Series 1996          6.75%     4/01/2021     $    3,501
    8,000  Courtland IDRB, Series 1994                         5.90      2/01/2017          7,536
   10,250  Prattville IDB RB, Series 1998                      5.30      9/01/2028          8,527
   15,000  Public School and College RB,
            Series 1999A (INS)(2)                              5.50      9/01/2029         14,337

           Alaska (2.4%)
           Housing Finance Corp. Collateralized RB,
    3,780   1991 Second Series                                 6.90      6/01/2032          3,879
    7,750   1994 First Series                                  6.70     12/01/2019          8,039
   11,430   1995 First Series (NBGA)                           6.55     12/01/2037         11,811
   21,175  Valdez Marine Terminal RB, Series 1985A             7.00     12/01/2025         22,195

           California (5.5%)
   11,500  Los Angeles Regional Airport
            Improvement Corp. RB, Series 1996                  6.35     11/01/2025         11,010
   74,000  San Joaquin Hills Transportation
            Corridor Agency RB, Series 1993 (PRE)              6.75      1/01/2032         79,774
   15,500  State GO, Series 2000                               5.75      3/01/2030         15,543
    1,000  Vallejo Sanitation and Flood Control COP,
            Series 1993 (INS)(3)                               5.00      7/01/2019            935

           Colorado (1.7%)
    9,500  Denver Health and Hospital Auth. RB,
            Series 1998A                                       5.38     12/01/2028          7,508
   13,700  Health Facilities Auth. Hospital RB,
            Series 1993                                        6.63      2/01/2013         12,154
   11,480  Summit County Sports Facilities RB,
            Series 1990                                        7.88      9/01/2008         13,026

           Connecticut (2.5%)
           Health and Educational Facilities Auth. RB,
    3,490   Series C (PRE)                                     6.63      7/01/2026          3,839
      510   Series C                                           6.63      7/01/2026            517
   49,200  Mashantucket (Western) Pequot Tribe RB,
            Series 1997B(d)                                    5.75      9/01/2027         44,812

           District of Columbia (3.9%)
   25,200  Convention Center Auth. RB,
            Series 1998 (INS)(2)                               4.75     10/01/2028         21,061
   51,025  GO, Series 1999A                                    5.50      6/01/2029         46,839
    8,000  Hospital RB, Series 1992B (PRE)                     7.00      8/15/2015          8,562

           Florida (0.2%)
    3,820  Miami-Dade County Aviation RB,
            Series 2000B (INS)(3)                              5.75     10/01/2024          3,828

           Georgia (0.5%)
   10,000  Savannah Economic Development Auth. PCRB,
            Series 1995                                        6.15      3/01/2017         10,136

           Hawaii (0.4%)
    7,330  State Highway RB, Series 1998                       5.50      7/01/2018          7,267

           Idaho (1.1%)
   23,400  Nez Perce County PCRB, Series 1996                  6.00     10/01/2024         21,208

           Illinois (8.3%)
           Chicago Gas Supply RB,
   13,500   Series 1985B                                       7.50      3/01/2015         13,770
    7,500   Series 1985C                                       7.50      3/01/2015          7,650
   24,250   Series 1995A                                       6.10      6/01/2025         24,366
   13,725  Chicago-O'Hare International Airport RB,
            Series 1994                                        8.20     12/01/2024         15,027
      880  Development Finance Auth. RB,
            Series 1996B (INS)(4)                              6.40      9/01/2031            905
           Health Facilities Auth. RB,
   17,775   Series 1992                                        7.00      1/01/2015         17,709
    7,000   Series 1998                                        5.25      9/01/2024          5,677
   19,600  Quincy Hospital RB, Series 1993                     6.00     11/15/2018         18,519
           Regional Transportation Auth. GO,
   10,980   Series 1994C (INS)(3)                              7.10      6/01/2025         12,078
   23,980   Series 1999 (INS)(4)                               5.75      6/01/2020         24,279
   23,000  State GO, Series 1999 (INS)(3)                      5.00      3/01/2024         20,458

           Indiana (3.9%)
           Development Finance Auth. Environmental RB,
   10,945   Series 1996                                        6.15      7/15/2022         10,228
    7,930   Series 1996                                        6.25      7/15/2030          7,548
  100,675  Health Facility Financing Auth. RB,
            Series 1992C(a)                                    7.89      7/01/2023         15,605
   41,750  Indianapolis Airport Facility RB,
            Series 1994                                        6.80      4/01/2017         42,682

           Kansas (0.5%)
   45,750  Sedgwick County Mortgage Loan RB,
            Senior Series 1991A(a)                             7.12     12/01/2022          8,755

           Louisiana (1.9%)
   25,730  Lake Charles Harbor and Terminal
            District Port Facilities RB, Series 1995A          7.75      8/15/2022         27,662
   11,015  St. Tammany Parish Hospital Service
            District Number 1 RB, Series 1998 (INS)(6)         5.00      7/01/2022          8,990

           Maine (1.5%)
   29,750  State Turnpike Auth. RB,
            Series 2000 (INS)(3),(e)                           5.75      7/01/2028         29,615

           Maryland (0.5%)
    9,265  Community Development Administration SFH RB,
            Series 1996A                                       5.95      7/01/2023          9,195

           Massachusetts (2.5%)
   14,875  Development Finance Agency RB, Series 1999P         5.45      5/15/2059         13,044
    5,000  Health and Education Facilities Auth. RB,
            Series 2000A (INS)(3),(e)                          5.88     10/01/2029          5,021
   31,000  Water Resources Auth. RB,
            Series 2000A (INS)(3)                              5.75      8/01/2030         30,843

           Michigan (4.6%)
    9,900  Battle Creek Downtown Development Auth.
            Development Bonds, Series 1994 (PRE)               7.60      5/01/2016         11,013
   13,005  Dickinson County Economic Development
            Corp. PCRB, Series 1993                            5.85     10/01/2018         12,143
           Hospital Finance Auth. RB,
   15,500   Series 1995A (PRE)                                 7.50     10/01/2027         17,411
   42,000   Series 1999A                                       6.13     11/15/2026         42,159
    6,500  Job Development Auth. RB, Series 1990A (NBGA)       8.00     12/01/2013          6,731

           Minnesota (3.2%)
    9,750  International Falls PCRB, Series 1998               5.50      4/01/2023          8,076
   48,030  St. Paul Housing and Redevelopment
            Auth. Hospital RB, Series 1993A                    6.63     11/01/2017         43,096
   14,775  Washington County Housing and
            Redevelopment Auth. RB, Series 1998                5.50     11/15/2027         10,917

           Mississippi (1.7%)
           Lafayette County Hospital RB,
    2,940   Series 1991A (PRE)                                 7.95      3/01/2016          3,088
   15,175   Series 1991B (PRE)                                 7.95      3/01/2016         15,940
           Union County Hospital RB,
    4,450   Series 1991A (PRE)                                 7.95      3/01/2016          4,675
    8,350   Series 1991B (PRE)                                 7.95      3/01/2016          8,771

           Missouri (0.2%)
    5,000  Health and Educational Facilities RB,
            Series 1996A                                       6.38      2/01/2027          4,775

           Montana (1.1%)
   14,350  Board of Housing RB, Series 1997A-1                 6.05     12/01/2037         14,139
    8,910  Lewis and Clark County Environmental RB,
            Series 1998                                        5.60      1/01/2027          6,712

           Nebraska (0.6%)
   14,500  Scotts Bluff County Hospital Auth. Number 1 RB,
            Series 1998                                        5.25     11/15/2028         11,783

           Nevada (1.8%)
   19,000  Clark County Economic Development RB,
            Series 1999                                        5.50      5/15/2029         17,418
   15,650  Humboldt County PCRB, Series 1984                   8.30     12/01/2014         17,423

           New Hampshire (2.8%)
           Higher Educational and Health Facilities RB,
    8,580   Series 1993 (PRE)                                  6.38      7/01/2023          9,107
    2,205   Series 1993                                        6.38      7/01/2023          2,208
   17,500   Series 1998 (INS)(6)                               5.30     10/01/2028         15,131
   27,000  Single-Family Mortgage Finance Auth. RB,
            Series 1993B                                       6.05      7/01/2025         26,997

           New Jersey (0.5%)
   15,000  Camden County Improvement Auth. RB,
            Series 1997                                        6.00      2/15/2027         10,419

           New Mexico (2.5%)
   16,000  Chaves County Hospital RB (PRE)                     7.25     12/01/2022         17,262
   30,100  Lordsburg PCRB                                      6.50      4/01/2013         30,755

           New York (11.7%)
   21,500  Dormitory Auth. RB, Series 1996B                    6.00      8/15/2016         22,407
           Medical Care Facilities Finance Agency RB,
   36,275   Series 1994A (PRE)                                 6.90      8/15/2034         40,014
   13,900   Series 1995A (PRE)                                 6.85      2/15/2017         15,265
           New York City GO,
   50,000   Series 1995B (PRE)                                 7.25      8/15/2019         55,193
      350   Series 1997I (PRE)                                 6.25      4/15/2017            379
    5,540   Series 1997I                                       6.25      4/15/2017          5,766
   12,985   Series 1997I (PRE)                                 6.25      4/15/2027         14,050
   13,065   Series 1997I                                       6.25      4/15/2027         13,403
   20,000   Series 1999H                                       5.00      3/15/2029         17,207
           New York City Municipal Water Finance Auth. RB,
   30,000   Series 1998D(a)                                    5.08      6/15/2020          9,006
   11,000   Series 1999A                                       5.75      6/15/2030         10,772
   10,000  New York City Transitional Finance Auth. RB,
            Series 2000B                                       5.75     11/15/2020         10,030
   14,625  Port Auth. of New York and New Jersey RB,
            Eighty-Fifth Series                                5.38      3/01/2028         13,931

           North Carolina (0.7%)
   13,645  Housing Finance Agency RB, Series 1991R             6.95      9/01/2023         14,091

           Ohio (0.3%)
    7,325  Lorain County Health Care Facilities RB,
            Series 1998A                                       5.25      2/01/2021          5,668

           Oklahoma (2.4%)
   46,600  Tulsa Municipal Airport Transportation RB,
            Series 1995                                        6.25      6/01/2020         45,861

           Pennsylvania (2.6%)
           Montgomery County IDA RB,
    7,500   Series 1996A                                       5.88     11/15/2022          6,792
   10,000   Series 1996B                                       5.75     11/15/2017          9,184
           Philadelphia Gas Works RB,
    8,870   14th Series (PRE)                                  6.38      7/01/2026          9,396
   18,600   14th Series                                        6.38      7/01/2026         18,721
   31,755  Pittsburgh Water and Sewer Auth. RB,
            Series 1998B (INS)(3),(a)                          5.42      9/01/2029          5,422

           Puerto Rico (4.8%)
    8,025  Commonwealth Public Improvement GO,
            Series 2000 (INS)(1),(e)                           5.75      7/01/2026          8,070
  103,000  Highway and Transportation Auth. RB,
            Series 1998A                                       4.75      7/01/2038         84,754

           Rhode Island (1.3%)
   25,000  Housing and Mortgage Finance Corp. SFH RB,
            Series 15-A                                        6.85     10/01/2024         25,678

           Tennessee (0.3%)
    7,000  Springfield Health and Educational
            Facilities Board RB, Series 1998                   5.38      8/01/2024          5,356

           Texas (6.7%)
    5,000  Austin Higher Education Auth. RB,
            Series 1998                                        5.25      8/01/2023          4,249
   19,500  Bell County Health Facilities
            Development Corp. RB, Series 1989 (ETM)            6.50      7/01/2019         21,061
   12,500  Harris County Health Facilities RB,
            Series 1992 (PRE)                                  7.13      6/01/2015         13,271
   19,300  Harris County IDC RB, Series 1992                   6.95      2/01/2022         19,749
   21,000  Port of Corpus Christi IDC PCRB, Series 1997A       5.45      4/01/2027         17,393
   19,135  Southwest Higher Education Auth. RB,
            Series 1999A                                       5.00     10/01/2029         16,305
   20,000  State Veteran's Land Board GO, Series 2000(c)       7.15     11/15/2032         20,045
    5,020  Travis County Health Facilities
            Development Corp. RB, Series 1999A (INS)(2)        5.88     11/15/2024          4,987
           Tyler Health Facilities Development
            Corp. Hospital RB,
    4,700   Series 1993A                                       6.75     11/01/2025          3,889
   10,300   Series 1993B                                       6.75     11/01/2025          8,522

           Vermont (0.1%)
    2,500  Educational and Health Buildings RB,
            Series 1998                                        5.50      7/01/2021          2,197

           Virginia (1.6%)
    8,000  Henrico County IDA Hospital RB,
            Series 1985C (PRE)                                 7.50      9/01/2011          8,224
   21,950  Peninsula Ports Auth. RB, Series 1992 (NBGA)        7.38      6/01/2020         22,650

           Washington (4.3%)
           Housing Finance Commission RB,
    3,500   Series 1996A (PRE)                                 6.85      7/01/2021          3,862
    5,000   Series 1999 (INS)(5)                               6.00      7/01/2029          4,892
   73,500  Seattle Metropolitan Sewer RB,
            Series V(f)                                        6.20      1/01/2032         74,433

           West Virginia (1.2%)
   10,000  University RB, Series 1998A (INS)(1)                5.25      4/01/2028          9,299
   12,500  Water Development Auth. RB,
            Series 1991A (INS)(4)                              7.00     11/01/2025         13,166

           Wisconsin (0.4%)
    8,000  University of Wisconsin Hospitals and
            Clinics Auth. RB, Series 2000 (INS)(4)             6.20      4/01/2029          8,202

           Wyoming (1.5%)
   29,865  Community Development Auth. SFH RB,
            Series 1993A                                       6.10      6/01/2033         29,862
-------------------------------------------------------------------------------------------------
           Total fixed-rate instruments (cost: $1,906,669)                              1,898,293
-------------------------------------------------------------------------------------------------

                      VARIABLE-RATE DEMAND NOTES (1.6%)

           Arkansas (0.1%)
      400  Fayetteville Public Facilities Board RB,
            Series 1997 (LOC)                                  4.00      9/01/2027            400

           California (0.7%)
    9,800  Irvine Improvement Bonds, Assessment
            District 97-17 (LOC)                               3.40      9/02/2023          9,800
    5,545  Statewide Communities Development Auth. COP,
            Series 1996 (LOC)                                  3.45      6/01/2026          5,545

           Florida (0.5%)
           Hillsborough County IDA PCRB,
    3,200   Series 1990                                        4.00      9/01/2025          3,200
    5,300   Series 1992                                        4.05      5/15/2018          5,300
    2,000  St. Lucie County PCRB, Series 1995                  4.05      3/01/2027          2,000

           Iowa (0.1%)
      370  Higher Education Loan Auth. RB,
            Series 1997 (LOC)                                  4.10      4/01/2027            370

           New York (0.1%)
    2,990  St. Lawrence County IDA PCRB,
            Series 1985 (LOC)                                  4.00     12/01/2007          2,990

           Virginia (0.1%)
      470  Waynesboro IDA RB, Series 1997 (LOC)                4.05     12/15/2028            470
-------------------------------------------------------------------------------------------------
           Total variable-rate demand notes (cost: $30,075)                                30,075
-------------------------------------------------------------------------------------------------
           Total investments (cost: $1,936,744)                                        $1,928,368
=================================================================================================











                         PORTFOLIO SUMMARY BY CONCENTRATION
                         ----------------------------------

              Escrowed Bonds                                 19.2%
              Hospitals                                      12.3
              Special Assessment/Tax/Fee                      8.9
              Single-Family Housing                           7.9
              Water/Sewer Utilities - Municipal               7.5
              General Obligations                             6.6
              Education                                       4.4
              Natural Gas Utilities                           3.8
              Airlines                                        3.7
              Paper & Forest Products                         3.5
              Nursing/Continuing Care Centers                 3.0
              Gaming Companies                                2.3
              Air Freight                                     2.2
              Airport/Port                                    2.1
              Metals/Mining                                   1.9
              Toll Roads                                      1.5
              Electric Utilities                              1.4
              Health Care - Miscellaneous                     1.2
              Oil - International Integrated                  1.1
              Electric/Gas Utilities - Municipal              1.0
              Leasing                                         1.0
              Other                                           3.1
                                                             ----
              Total                                          99.6%
                                                             ====










                         PORTFOLIO SUMMARY BY STATE
                         --------------------------

   Alabama                      1.8%        Missouri                     0.2
   Alaska                       2.4         Montana                      1.1
   Arkansas                     0.1         Nebraska                     0.6
   California                   6.2         Nevada                       1.8
   Colorado                     1.7         New Hampshire                2.8
   Connecticut                  2.5         New Jersey                   0.5
   District of Columbia         3.9         New Mexico                   2.5
   Florida                      0.7         New York                    11.8
   Georgia                      0.5         North Carolina               0.7
   Hawaii                       0.4         Ohio                         0.3
   Idaho                        1.1         Oklahoma                     2.4
   Illinois                     8.3         Pennsylvania                 2.6
   Indiana                      3.9         Puerto Rico                  4.8
   Iowa                         0.1         Rhode Island                 1.3
   Kansas                       0.5         Tennessee                    0.3
   Louisiana                    1.9         Texas                        6.7
   Maine                        1.5         Vermont                      0.1
   Maryland                     0.5         Virginia                     1.7
   Massachusetts                2.5         Washington                   4.3
   Michigan                     4.6         West Virginia                1.2
   Minnesota                    3.2         Wisconsin                    0.4
   Mississippi                  1.7         Wyoming                      1.5
                                                                        ----
                                            Total                       99.6%
                                                                        ====









USAA INTERMEDIATE-TERM FUND
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

March 31, 2000


Principal                                                      Coupon     Final          Market
 Amount               Security                                  Rate     Maturity         Value
-------------------------------------------------------------------------------------------------

                        FIXED-RATE INSTRUMENTS (92.2%)

           Alabama (0.4%)
$   2,000  Baldwin County Health Care Auth.
           Hospital RB, Series 1996                            6.75%     4/01/2015     $    1,891
    2,500  Montgomery BMC Special Care Facilities
            Financing Auth. RB, Series 1998B (INS)(1)          4.88     11/15/2018          2,201
    5,000  Prattville IDB PCRB, Series 1998                    5.15      9/01/2013          4,497

           Alaska (0.5%)
           Housing Finance Corp. Mortgage RB,
    5,870   Series 1996A (INS)(1)                              6.00     12/01/2015          6,014
    4,000   Series 1997A-1                                     5.50     12/01/2017          3,796

           Arizona (0.3%)
    2,000  Health Facilities Auth. Hospital RB,
            Series 1998 (INS)(2)                               4.75     10/01/2018          1,746
    4,500  Maricopa County Hospital RB, Series 1997            6.13      4/01/2018          4,108

           Arkansas (0.7%)
    4,000  Little Rock Capital Improvement RB,
            Series 1998A                                       5.70      1/01/2018          3,728
    4,445  Mississippi County Hospital RB,
            Series 1992B                                       6.85     11/01/2002          4,522
    6,865  St. Francis County Hospital RB,
            Series 1985                                        6.50      2/01/2005          6,905
      435  Student Loan RB, Series 1991                        7.15      6/01/2002            446

           California (5.9%)
    7,100  Central Valley Financing Auth. RB (PRE)             6.10      7/01/2013          7,566
   10,500  Contra Costa Transportation Auth. RB,
            Series 1991A (ETM)(INS)(3),(a)                     6.30      3/01/2003          9,186
           Foothill/Eastern Transportation
            Corridor Agency RB,
   10,000   Series 1995A (ETM)(a)                              6.87      1/01/2010          8,458
   15,000   Series 1995A (PRE)(a)                              7.10      1/01/2011         12,879
    9,085   Series 1995A (PRE)(a)                              6.82      1/01/2013          7,826
           Modesto Irrigation District COP,
    3,320   Series 1999A (INS)(2),(a)                          5.64      7/01/2017          1,252
    3,325   Series 1999A (INS)(2),(a)                          5.69      7/01/2018          1,172
   19,900  Pleasanton Joint Powers Financing Auth.
            RB, Series 1993A                                   6.00      9/02/2005         20,647
           Sacramento Cogeneration Auth. RB,
    1,800   Series 1995 (PRE)                                  6.38      7/01/2010          1,972
    1,500   Series 1995                                        6.38      7/01/2010          1,572
   19,300  Sacramento Power Auth. RB, Series 1995              5.88      7/01/2015         18,899
           San Joaquin Hills Transportation
            Corridor Agency Senior Lien RB,
    3,525   Series 1993 (ETM)(a)                               7.05      1/01/2005          3,459
    8,305   Series 1993 (ETM)(a)                               7.87      1/01/2006          8,297
    5,000   Series 1993 (ETM)(a)                               7.50      1/01/2007          5,070
   16,795   Series 1993 (ETM)(a)                               7.71      1/01/2008         17,296

           Colorado (1.4%)
    5,000  Adams County PCRB, Series 1999 (INS)(2)             5.10      1/01/2019          4,629
    5,200  Arapahoe County IDA RB, Series 1991                 7.00      2/01/2001          5,278
           Denver Health and Hospital Auth. RB,
    1,000   Series 1998A                                       5.20     12/01/2012            880
      635   Series 1998A                                       5.25     12/01/2013            555
    2,200   Series 1998A                                       5.38     12/01/2018          1,842
    9,500  Health Facilities Auth. Hospital RB,
            Series 1993                                        6.63      2/01/2013          8,428
    2,500  Housing and Finance Auth. MFH RB,
            Series 1997C-3                                     5.65     10/01/2015          2,472
    4,770  Student Obligations RB, Series 1991A-2              6.90      9/01/2002          4,823

           Connecticut (1.5%)
           Mashantucket (Western) Pequot Tribe RB,
    4,960   Series 1996A (PRE)(d)                              6.40      9/01/2011          5,441
    6,750   Series 1996A(d)                                    6.40      9/01/2011          7,016
    1,000   Series 1997B(d)                                    5.60      9/01/2009            984
    2,400   Series 1997B(d)                                    5.70      9/01/2012          2,321
   16,500   Series 1997B(d)                                    5.75      9/01/2018         15,365

           District of Columbia (4.1%)
   30,000  Convention Center Auth. RB,
            Series 1998 (INS)(2)                               5.00     10/01/2018         27,410
   14,105   GO, Series 1993A                                   5.80      6/01/2004         14,457
    3,870   Series 1994A-3                                     5.50      6/01/2006          3,917
      440   Series E (PRE)                                     5.75      6/01/2005            458
   11,340   Series E                                           5.75      6/01/2005         11,621
      450   Series E (PRE)                                     5.75      6/01/2006            469
   11,550   Series E                                           5.75      6/01/2006         11,810
    6,250  Hospital RB, Series 1992B (PRE)                     6.75      8/15/2007          6,622
           RB,
    4,560   Series 1999 (INS)(6)                               6.20      7/01/2019          4,555
    6,000   Series 1999A (INS)(2)                              5.00      1/01/2019          5,401

           Florida (1.2%)
            Dade County RB,
    7,905   Series 1996B (INS)(2),(a)                          6.00     10/01/2011          4,224
    8,610   Series 1996B (INS)(2),(a)                          6.10     10/01/2012          4,325
    8,760   Series 1996B (PRE)(INS)(2),(a)                     6.20     10/01/2013          4,330
    5,000  Housing Finance Agency MFH RB,
            Series 1984C                                       6.25     12/01/2006          5,088
    7,000  North Miami Educational Facilities RB               6.10      4/01/2013          7,026

           Georgia (0.6%)
    8,760  Metropolitan Atlanta Rapid Transit RB,
            Series M                                           6.25      7/01/2003          9,098
    5,000  Savannah Hospital Auth./Candler Health
            Systems RB, Series 1998B (INS)(4)                  5.00      7/01/2018          4,519

           Hawaii (0.3%)
    2,000  Honolulu City and County GO,
            Series 1999C (INS)(3)                              5.00      7/01/2019          1,815
    5,000  Housing Finance and Development Corp. RB,
            Series 1997B                                       5.45      7/01/2017          4,727

           Idaho (0.1%)
    2,325  Health Facilities Auth. RB, Series 1998             5.25      5/01/2014          2,020

           Illinois (5.3%)
    2,290  Bedford Park Tax Increment RB,
            Series 1993 (ETM)                                  7.38     12/01/2004          2,516
           Chicago School Board GO,
   15,535   Series 1999A (INS)(3),(a)                          5.13     12/01/2016          5,885
   10,775   Series 1999A (INS)(3),(a)                          5.17     12/01/2017          3,818
   21,235  Chicago-O'Hare International Airport RB,
            Series 1994A (INS)(1)                              6.20      1/01/2007         22,556
    7,460  Cook County Forest Preserve District GO,
            Series 1996 (INS)(1)                               5.80     11/01/2016          7,578
   10,110  Development Finance Auth. RB,
            Series 1995                                        7.00      3/01/2007         10,467
           Health Facilities Auth. RB,
   10,000   Hospital Sisters Services, Inc. (INS)(1)           5.00      6/01/2018          8,948
    6,700   Series 1992 (Mercy Hospital)                       7.00      1/01/2007          6,873
    8,000   Series 1993B (Univ. of Chicago
            Hospital) (INS)(1)                                 5.75      8/15/2014          7,992
    3,150   Series 1996 (Mercy Hospital)                       6.00      1/01/2006          3,171
    7,815   Series 1996 (Mercy Hospital)                       6.38      1/01/2015          7,278
    5,000   Series 1996A (Riverside Medical Center)            6.00     11/15/2015          4,849
    1,000   Series 1998 (Centegra Health System)               5.25      9/01/2013            891
    1,000   Series 1998 (Centegra Health System)               5.25      9/01/2014            881
    2,500   Series 1998 (Centegra Health System)               5.25      9/01/2018          2,116
    8,050  Lake County Community Unit School
            District GO, Series 1999B (INS)(4),(a)             5.13     12/01/2016          3,094
           University of Illinois COP,
    5,820   Series 1999 (INS)(1)                               5.25      8/15/2015          5,637
    4,000   Series 1999 (INS)(1)                               5.25      8/15/2016          3,845
   14,070  Will County Forest Preserve District GO,
            Series 1999B (INS)(3),(a)                          5.40     12/01/2017          5,063

           Indiana (2.5%)
           Health Facility Financing Auth. RB,
    2,900   Series 1993 (Sisters St. Francis
            Health Services) (PRE)                             5.90     11/01/2009          2,984
   12,600   Series 1994 (Sisters St. Francis
            Health Services) (PRE)                             6.20      7/01/2009         12,910
    1,400   Series 1998 (Floyd Memorial Hospital
            and Health Services)                               5.25      2/15/2018          1,224
    5,000   Series 1999A (Sisters St. Francis
            Health Services) (INS)(1)                          5.15     11/01/2019          4,569
    6,000  Indianapolis Economic Development RB,
            Series 1996                                        6.05      1/15/2010          5,831
           Marion County Hospital Auth. RB,
    5,600   Series 1992 (PRE)                                  6.10     10/01/2003          5,789
    3,700   Series 1992 (PRE)                                  6.55     10/01/2008          3,834
           Pike Township School Building Corp. RB,
    4,600   Series 1992A                                       6.00      2/01/2006          4,733
    4,700   Series 1992A                                       6.00      8/01/2006          4,835
    1,150  St. Joseph County Economic Development RB,
            Series 1997                                        5.45      2/15/2017            982
    7,260  St. Joseph County Hospital Auth. RB,
            Series 1999                                        5.75      2/15/2019          6,133

           Iowa (1.3%)
    5,550  Finance Auth. RB, Series 1998A (INS)(1)             5.25      7/01/2015          5,311
    3,280  Higher Education Loan Auth. RB (INS)(7)             6.13     10/01/2016          3,393
    7,950  Marion County Commercial Development RB,
            Series 1999 (INS)(9)                               5.95      1/01/2014          8,141
   10,000  Student Loan Liquidity Corp. RB,
            Series 1992A                                       6.45      3/01/2002         10,290

           Louisiana (1.5%)
    5,175  Offshore Terminal Auth. RB, Series 1998             5.20     10/01/2018          4,705
           Orleans Levee District RB,
    7,120   Series 1986 (INS)(4)                               5.95     11/01/2014          7,388
    7,210   Series 1986 (INS)(4)                               5.95     11/01/2015          7,456
    7,015   Series A (INS)(4)                                  5.95     11/01/2010          7,416
    1,400  Public Facilities Auth. RB, Series 1997B            5.63      8/01/2017          1,354
    3,955  St. Tammany Parish Hospital Service
            District No. 1 Hospital RB,
            Series 1998 (INS)(6)                               5.00      7/01/2018          3,365

           Maine (2.0%)
   41,400  Bucksport Solid Waste Disposal RB,
            Series 1985                                        6.25      5/01/2010         41,886

           Maryland (1.1%)
            Community Development Administration RB,
   16,945  1997 First Series                                   5.60      4/01/2018         16,714
    7,415   Series 1996A                                       5.88      7/01/2016          7,447

           Massachusetts (1.1%)
    3,640  Housing Finance Agency RB, Series 1992C             6.35     11/15/2003          3,803
    5,000  Municipal Wholesale Electric Co. Power
            Supply Systems RB, Series 1993 (INS)(2)            5.45      7/01/2018          4,723
   15,000  State GO, Series 1991D                              6.63      7/01/2003         15,649

           Michigan (2.5%)
    8,000  Detroit Building Auth. RB,
            Series 1996A (LOC)                                 6.15      2/01/2011          8,201
    4,000  Detroit Downtown Development Auth. Tax
            Increment Bonds, Series 1998C (INS)(1)             5.00      7/01/2018          3,665
   23,330  Dickinson County Economic Development
            Corp. RB, Series 1989                              6.55      3/01/2007         23,830
    2,390  Higher Education Facilities Auth. RB,
            Series 1998                                        5.35      6/01/2013          2,231
           Hospital Finance Auth. RB,
    5,000   Series 1995A (Genesys Health System)(PRE)          7.50     10/01/2007          5,693
      325   Series 1996 (Central Michigan Hospital)            5.90     10/01/2004            327
      100   Series 1996 (Central Michigan Hospital)            6.00     10/01/2005            101
      150   Series 1996 (Central Michigan Hospital)            6.10     10/01/2006            152
      160   Series 1996 (Central Michigan Hospital)            6.20     10/01/2007            162
    2,600   Series 1996 (Central Michigan Hospital)            6.25     10/01/2016          2,479
      400  Strategic Fund Ltd. Obligation RB,
            Series 1998                                        5.30      7/01/2018            347
    5,460  Strategic Fund RB, Series 1997A (LOC)               5.75      8/01/2019          5,320

           Minnesota (1.5%)
    4,205  Maplewood Health Care Facility RB,
            Series 1996                                        5.95     11/15/2006          3,972
           South St. Paul Hospital Facility RB,
   10,235   Series 1994                                        6.50     11/01/2004          9,889
    9,095   Series 1994                                        6.75     11/01/2009          8,628
           St. Paul Hospital RB,
    4,000   Series 1997A                                       5.70     11/01/2015          3,274
    1,500   Series 1997B                                       5.85     11/01/2017          1,229
    5,260  Washington County Hospital Facility RB,
            Series 1998                                        5.38     11/15/2018          4,039

           Mississippi (1.7%)
    1,000  Jones County Hospital RB, Series 1997               5.50     12/01/2017            847
           Lafayette County Hospital RB,
      355   Series 1991A (PRE)                                 7.70      3/01/2003            363
    1,835   Series 1991B (PRE)                                 7.70      3/01/2003          1,876
   15,885   Series 1997                                        5.50      3/01/2009         15,967
    1,500  Lincoln County Hospital RB,
            Series 1998B (INS)(5)                              5.50      4/01/2018          1,430
    2,960  Prentiss County Hospital RB, Series 1985            6.50      2/01/2005          2,901
           Union County Hospital RB,
      540   Series 1991A (PRE)                                 7.70      3/01/2003            553
    1,005   Series 1991B (PRE)                                 7.70      3/01/2003          1,030
   11,170   Series 1997                                        5.50      3/01/2009         11,267

           Missouri (0.1%)
    2,000  Health and Educational Facilities Auth. RB,
            Series 1997                                        5.75      2/01/2017          1,777

           Montana (0.1%)
    1,250  Health Facility Auth. Hospital RB,
            Series 1997                                        5.50      6/01/2011          1,234

           Nebraska (0.5%)
           Cass County School District 001 GO,
    2,800   Series 1998 (INS)(2)                               5.00     12/15/2014          2,616
    2,000   Series 1998 (INS)(2)                               5.00     12/15/2019          1,814
           Investment Finance Auth. Hospital RB,
      770   Series 1997 (INS)(5)                               5.30     11/15/2012            745
    2,000   Series 1997 (INS)(5)                               5.45     11/15/2017          1,901
    5,000  Scotts Bluff County Hospital Auth. RB,
            Series 1998                                        5.13     11/15/2019          4,168

           Nevada (1.0%)
    3,000  Clark County Flood Control GO (INS)(3)              4.50     11/01/2016          2,587
   16,640  Clark County School District GO,
            Series 1991B (INS)(3),(a)                          6.24      3/01/2004         13,641
    2,825  Housing Division SFH RB, Series 1995D-1             5.90     10/01/2014          2,803
    2,000  Reno Hospital RB, Series 1998 (INS)(1)              5.00      5/15/2018          1,802

           New Hampshire (0.5%)
           Higher Educational and Health Facilities
            Auth. RB,
       60   Series 1985A (Student Loan) (INS)(3)               7.50     12/01/2000             60
    1,025   Series 1990 (Granite State Management)             8.50     12/01/2001          1,039
    3,000   Series 1997 (Kendal at Hanover) (LOC)              5.80     10/01/2012          2,990
    5,055   Series 1997 (Kendal at Hanover) (LOC)              5.90     10/01/2018          4,894
    1,990   Series 1998 (Franklin Pierce
             College) (INS)(6)                                 5.25     10/01/2018          1,793

           New Jersey (2.6%)
    6,150  Camden County Improvement Auth. RB,
            Series 1997                                        5.88      2/15/2015          4,599
           Economic Development Auth. RB,
   15,000   Series 1994A (INS)(1)                              5.88      7/01/2011         15,577
    2,000   Series 1997A                                       5.75     12/01/2016          1,752
   31,260  Turnpike Auth. RB, Series 1991A                     6.50      1/01/2003         32,484

           New Mexico (0.3%)
    5,840  Chaves County Hospital RB,
            Series 1992 (PRE)                                  7.25     12/01/2010          6,276

           New York (22.1%)
    6,000  Dormitory Auth. RB, Bronx-Lebanon
            Hospital Center, Series 1998E                      5.20      2/15/2015          5,561
           Dormitory Auth. RB, Brookdale Hospital,
    5,000   Series 1998J                                       5.20      2/15/2015          4,634
    4,000   Series 1998J                                       5.20      2/15/2016          3,672
    4,760   Series 1998J                                       5.30      2/15/2017          4,389
   10,300  Dormitory Auth. RB, Court Facilities
            Lease, Series 1993A                                5.63      5/15/2013         10,326
    4,065  Dormitory Auth. RB, Lutheran Center at
            Poughkeepsie, Series 1997 (LOC)                    6.00      7/01/2014          4,168
            Dormitory Auth. RB, Mental Health
            Services Facilities Improvement,
    2,055   Series 1997A                                       5.75      2/15/2010          2,100
    2,000   Series 1997A                                       5.75      2/15/2011          2,038
    2,000   Series 1997A                                       5.75      2/15/2012          2,030
    2,460   Series 1997B                                       5.75      2/15/2010          2,514
    4,050   Series 1997B                                       5.75      2/15/2012          4,110
    4,675   Series 1997B                                       5.50      8/15/2017          4,495
           Dormitory Auth. RB, New York City University,
    5,000   1996 Series 2                                      6.00      7/01/2009          5,212
    1,760   1996 Series 2                                      6.00      7/01/2010          1,831
    5,500   Series 1993A                                       5.75      7/01/2013          5,636
   13,730   Series 1997-1                                      5.25      7/01/2014         13,164
   14,560  Dormitory Auth. RB, Northern General Hospital,
            Series 1998G                                       5.30      2/15/2019         13,320
    2,680  Dormitory Auth. RB, Nyack Hospital,
            Series 1996                                        6.00      7/01/2006          2,655
           Dormitory Auth. RB, State University
           Educational Facilities,
    2,725   Series 1994B                                       5.90      5/15/2006          2,828
    2,500   Series 1994B (PRE)                                 6.00      5/15/2007          2,654
    1,000   Series 1995A                                       5.88      5/15/2007          1,039
    3,500   Series 1995A (PRE)                                 6.00      5/15/2009          3,737
    2,250   Series 1995A (PRE)                                 6.00      5/15/2010          2,403
    2,175   Series 1995A (PRE)                                 6.00      5/15/2011          2,323
   14,120   Series 1996                                        5.75      5/15/2013         14,362
    7,000   Series 1996                                        5.75      5/15/2016          7,024
    7,230  Dormitory Auth. RB, Upstate Community
            College, Series 1999A                              5.00      7/01/2019          6,377
           Environmental Facilities Corp. PCRB,
    5,135   Series 1991E (PRE)                                 6.40      6/15/2003          5,353
    1,415   Series 1991E                                       6.40      6/15/2003          1,472
           Housing Finance Agency Service Contract RB,
    2,275   Series 1995A                                       6.25      9/15/2010          2,392
    4,420   Series 1996A                                       6.00      9/15/2016          4,500
   75,745  Housing New York Corp. RB, Series 1993              5.00     11/01/2018         67,755
           Medical Care Facilities Finance Agency RB,
    5,000   Series 1994A (PRE)                                 6.40      2/15/2007          5,395
    5,000   Series 1994A (PRE)                                 6.50      2/15/2008          5,416
   10,000   Series 1994A                                       6.13      8/15/2013         10,261
    7,445   Series 1995A (Adult Day Care)                      6.00     11/15/2010          7,758
    2,675   Series 1995A (Brookdale Hospital) (ETM)            6.70      2/15/2005          2,878
    2,750   Series 1995A (Brookdale Hospital) (PRE)            6.70      8/15/2005          3,002
    2,860   Series 1995A (Brookdale Hospital) (PRE)            6.75      2/15/2006          3,129
    2,940   Series 1995A (Brookdale Hospital) (PRE)            6.75      8/15/2006          3,216
    3,045   Series 1995A (Brookdale Hospital) (PRE)            6.80      2/15/2007          3,337
    3,130   Series 1995A (Brookdale Hospital) (PRE)            6.80      8/15/2007          3,431
    5,700   Series 1995A (Brookdale Hospital) (PRE)            6.80      8/15/2012          6,248
   22,230  Metropolitan Transportation Auth.
            Service Contract RB, Series P                      5.75      7/01/2015         22,312
           Mortgage Agency RB,
   25,000   Series 83                                          5.45      4/01/2018         24,259
      505   Series EE-1                                        7.75     10/01/2000            508
    3,235  New York City Capital Improvement Bonds
            34th St. Partnership, Series 1993                  5.50      1/01/2014          3,202
           New York City GO,
   11,450   Series 1992H (PRE)                                 6.88      2/01/2004         12,053
    1,330   Series 1992H                                       6.88      2/01/2004          1,390
   16,655   Series 1993B (PRE)                                 6.75     10/01/2004         17,678
      345   Series 1993B                                       6.75     10/01/2004            364
    1,700   Series 1993C (PRE)                                 6.50      8/01/2004          1,790
    7,300   Series 1993C                                       6.50      8/01/2004          7,637
   15,000   Series 1994A                                       6.25      8/01/2008         15,774
   10,000   Series 1996G                                       5.75      2/01/2010         10,294
    5,000   Series 1997I                                       6.00      4/15/2012          5,212
    9,635   Series 1998J                                       5.00      8/01/2017          8,755
           New York City Municipal Water Finance RB,
    3,295   Series 1992A                                       6.70      6/15/2003          3,406
    3,345   Series 1992A (PRE)                                 6.70      6/15/2003          3,467
           Thruway Auth. RB,
    7,500   Series 1995 (PRE)                                  6.00      4/01/2009          7,971
    2,150   Series 1995 (PRE)                                  6.10      4/01/2010          2,294
    8,840   Series 1999B (INS)(3)                              5.00      4/01/2019          8,075
           Urban Development Corp. RB,
   20,955   Series 1993                                        5.75      1/01/2013         21,174
   21,700   Series 1993                                        5.50      1/01/2015         21,258

           North Carolina (0.3%)
    6,000  Municipal Power Agency RB, Series 1992              6.00      1/01/2004          6,086

           Ohio (0.8%)
    6,750  Dayton Special Facilities RB, Series 1988C          6.05     10/01/2009          6,833
    4,000  Franklin County Development RB, Series 1999         5.80     10/01/2014          4,087
    2,650  Franklin County Health Care Facilities RB,
            Series 1997                                        5.50      7/01/2017          2,203
    4,000  IDA RB, Series 1992                                 5.75     12/01/2002          4,072

           Oklahoma (0.5%)
           Holdenville Industrial Auth. RB,
    1,650   Series 1995 (PRE)                                  6.60      7/01/2010          1,801
    3,250   Series 1995 (PRE)                                  6.70      7/01/2015          3,564
    1,745  Tulsa County Home Finance Auth. RB,
            Series 1990 (ETM)(INS)(2)                          7.10      5/01/2002          1,811
    4,040  Valley View Hospital Auth. RB, Series 1996          5.75      8/15/2006          3,918

           Oregon (0.1%)
    1,250  Clackamas County Hospital Facility Auth. RB,
            Series 1997                                        6.10     11/01/2012          1,162

           Pennsylvania (4.0%)
   30,660  Finance Auth. RB, Series 1993                       6.60     11/01/2009         32,524
    5,500  Higher Educational Facility Auth. RB,
            Series 1999A (INS)(4)                              5.25      8/01/2014          5,278
    3,565  Housing Finance Agency RB, Series 1992              5.90      7/01/2004          3,652
   10,000  Montgomery County IDA RB, Series 1996B              5.63     11/15/2012          9,438
   11,700  Philadelphia IDA RB, Series 1998A (LOC)             5.15      3/01/2019         10,877
   10,550  Philadelphia Water and Wastewater RB,
            Series 1993 (INS)(3)                               5.65      6/15/2012         10,512
    9,440  State GO, Second Series 1992(a)                     6.11      7/01/2004          7,612
    5,000  York County IDA RB, Series 1992                     6.25      7/01/2002          5,137

           Puerto Rico (3.8%)
           Electric Power Auth. RB,
    5,000   Series S                                           7.00      7/01/2006          5,509
    4,420   Series X                                           5.80      7/01/2009          4,604
    4,500   Series X                                           5.90      7/01/2010          4,704
    4,000   Series X                                           6.00      7/01/2011          4,192
    4,220   Series Z                                           5.50      7/01/2012          4,274
   22,200  Housing Bank and Finance Agency RB                  7.50     12/01/2006         24,428
    2,330  Municipal Finance Agency RB, Series 1992A           5.80      7/01/2004          2,436
   14,060  Public Building Auth. GO, Series K                  6.50      7/01/2003         14,741
           Public Improvement GO,
    7,500   Series 1994                                        6.10      7/01/2006          7,910
    7,825   Series 1994                                        6.20      7/01/2007          8,271

           Rhode Island (1.3%)
           Health and Educational Building Corp. RB,
    3,385   Series 1996 (INS)(1)                               5.50      5/15/2012          3,403
    7,600   Series 1996 (INS)(1)                               5.50      5/15/2016          7,444
    4,345   Series 1999A (LOC)                                 5.88     11/15/2014          4,320
           Housing and Mortgage Finance Corp. RB,
    6,180   Series 15-B                                        6.30     10/01/2007          6,307
    4,805   Series 1995A (INS)(2)                              5.70      7/01/2007          4,919
    1,775   Series 25A                                         5.60     10/01/2017          1,693

           South Carolina (0.3%)
    4,250  Georgetown County Environment
            Improvement RB, Series 2000A                       5.95      3/15/2014          4,298
    3,000  Marion County Hospital District RB (INS)(7)         5.50     11/01/2015          2,968

           South Dakota (0.3%)
    5,400  Rapid City IDA RB, Series 1990                      7.25     11/01/2000          5,477

           Tennessee (1.0%)
   24,540  Housing Development Agency RB,
            Issue 97-3B(a)                                     5.73      7/01/2016          9,185
    3,000  Knox County Health, Educational and
            Housing Facilities Board RB,
            Series 1996 (INS)(7)                               5.50      4/15/2011          3,025
    2,000  Memphis Shelby County Airport Auth.
            Special Facilities RB, Series 1997                 5.35      9/01/2012          1,876
           Nashville and Davidson County Health
            and Educational Facilities Board RB,
    4,000   Series 1998 (INS)(5)                               5.10      8/01/2016          3,639
    1,000   Series 1998 (INS)(5)                               5.10      8/01/2019            887
    4,000  Springfield Health and Educational
            Facilities Board Hospital RB, Series 1998          5.25      8/01/2018          3,149

           Texas (8.8%)
    5,410  Austin Higher Education Auth. RB,
            Series 1998                                        5.13      8/01/2016          4,737
           Bastrop ISD GO,
    1,855   Series 1997 (NBGA)(a)                              5.55      2/15/2014            856
    3,030   Series 1997 (NBGA)(a)                              5.55      2/15/2015          1,310
    3,055   Series 1997 (NBGA)(a)                              5.60      2/15/2016          1,237
    3,155   Series 1997 (NBGA)(a)                              5.60      2/15/2017          1,196
   12,000  Bexar County Health Facilities Development
            Corp. RB, Series 1993 (ETM)(INS)(4)                5.88     11/15/2010         12,495
   32,925  Brazos River Auth. RB, Series 1999A                 5.38      4/01/2019         28,513
    4,365  Cass County IDC PCRB, Series 1997B                  5.35      4/01/2012          4,224
   11,415  Clint ISD Public Facility Corp. RB,
            Series 1999(c)                                     7.00      5/01/2019         11,671
           Fort Worth Higher Education Finance Corp. RB,
      515   Series 1997A                                       5.50     10/01/2006            510
      545   Series 1997A                                       5.50     10/01/2007            538
      575   Series 1997A                                       5.63     10/01/2008            571
    2,670   Series 1997A                                       6.00     10/01/2012          2,677
   15,400  Gulf Coast Waste Disposal Auth. PCRB,
            Series 1992                                        6.13     11/01/2004         15,791
    6,200  Gulf Coast Waste Disposal Auth. RB,
            Series 1994                                        5.70      5/01/2006          6,300
    2,070  Harrison County Health Facilities
            Development Corp. RB, Series 1998 (INS)(6)         5.50      1/01/2018          1,861
           Houston ISD Public Facility Corp. RB,
    3,635   Series 1998A (INS)(2),(a)                          5.35      9/15/2015          1,504
    2,635   Series 1998A (INS)(2),(a)                          5.38      9/15/2016          1,020
    3,885   Series 1998A (INS)(2),(a)                          5.40      9/15/2017          1,408
    4,955   Series 1998B (INS)(2),(a)                          5.35      9/15/2015          2,051
    6,955   Series 1998B (INS)(2),(a)                          5.38      9/15/2016          2,693
    4,825  Houston Water and Sewer Systems RB,
            Series 1992B                                       6.00     12/01/2004          5,014
           Laredo ISD Public Limited GO,
      370   Series 1998A                                       5.06      2/01/2001            370
      390   Series 1998A                                       5.06      2/01/2002            388
      410   Series 1998A                                       5.06      2/01/2003            405
      435   Series 1998A                                       5.06      2/01/2004            427
      460   Series 1998A                                       5.06      2/01/2005            448
      480   Series 1998A                                       5.06      2/01/2006            464
      505   Series 1998A                                       5.06      2/01/2007            485
      530   Series 1998A                                       5.06      2/01/2008            505
    3,830  Lewisville RB, Series 1998 (INS)(6)                 5.38      9/01/2015          3,600
   11,700  Lower Colorado River Auth. RB,
            Series 1992 (ETM)(a)                               6.45      1/01/2003         10,212
    4,260  Marlin ISD Public Facility Corp. RB,
            Series 1998(c)                                     5.85      2/15/2018          4,004
    8,565  Municipal Power Agency RB, Series 1987              5.50      9/01/2013          8,564
   24,050  Port of Corpus Christi IDC PCRB,
            Series 1997B                                       5.40      4/01/2018         20,529
   11,790  Public Finance Auth. RB (INS)(1),(a)                6.06      2/01/2004          9,709
   10,000  San Antonio Electric and Gas System RB,
            Series 1991B (ETM)(INS)(3),(a)                     6.38      2/01/2004          8,235
    4,000  Trinity River IDA RB                                7.25      2/01/2004          4,277
           Tyler Health Facilities Development
            Corp. Hospital RB,
    5,275   Series 1993B                                       6.63     11/01/2011          4,755
    1,000   Series 1997A                                       5.63      7/01/2013            879

           Utah (2.4%)
      430  Housing Finance Agency RB, Series 1985B             5.30      7/01/2007            430
           Intermountain Power Agency RB,
    8,105   Series 1987A (INS)(1)                              5.00      7/01/2012          7,834
   16,430   Series 1988B (INS)(1),(a)                          6.48      7/01/2003         13,963
   21,895   Series 1988B (INS)(1),(a)                          6.18      7/01/2004         17,632
    4,000   Series 1997B (INS)(1)                              5.75      7/01/2019          4,018
    7,000  Juab County PCRB, Series 1991(b)                    6.00      8/01/2011          6,943

           Vermont (0.1%)
    3,000  Educational and Health Buildings
            Financing Agency RB, Series 1998                   5.50      7/01/2018          2,689

           Virginia (0.9%)
    5,000  Isle of Wight County IDA PCRB, Series 1994          5.80      5/01/2004          5,022
   10,000  Public School Auth. RB, Series 1999A                5.13      8/01/2019          9,350
    5,000  Richmond Convention Center Auth. RB,
            Series 2000                                        6.13      6/15/2020          5,107

           Washington (1.2%)
    3,255  Health Care Facilities Auth. RB,
            Series 1997A (INS)(1)                              5.13      8/15/2017          3,015
    6,185  Higher Education Facilities Auth. RB                5.20     10/01/2017          5,663
    2,000  Housing Finance Commission RB,
            Series 1999 (INS)(5)                               5.88      7/01/2019          1,958
           King County GO,
      780   Series 1993A (PRE)                                 5.90     12/01/2007            808
    4,720   Series 1993A                                       5.90     12/01/2007          4,856
    5,000  King County Housing Auth. RB,
            Series 1998A (INS)(5)                              5.20      7/01/2018          4,529
           State Health Care Facilities Auth. RB,
    2,500   Series 1998 (INS)(5)                               5.25      8/15/2017          2,298
    2,500   Series 1998 (INS)(5)                               5.30      8/15/2018          2,298

           West Virginia (0.8%)
   16,940  School Building Auth. RB, Series 1994               6.25      7/01/2004         17,612

           Wisconsin (0.9%)
           Health and Educational Facilities Auth. RB,
   11,500   Series 1993 (Aurora Health Care) (INS)(1)          5.25      8/15/2012         11,248
    4,130   Series 1995A (Walkesha Memorial
            Hospital) (INS)(2)                                 5.25      8/15/2012          4,040
    5,000   Series 1998A (Wausau Hospital) (INS)(2)            5.13      8/15/2020          4,465
-------------------------------------------------------------------------------------------------
           Total fixed-rate instruments (cost: $1,953,466)                              1,957,434
-------------------------------------------------------------------------------------------------

                                PUT BONDS (5.1%)

           Alabama (0.2%)
    4,000  Housing Finance Auth. MFH RB,
            Series 1992C (INS)(9)                              5.90      8/01/2007          4,015

           California (0.5%)
    7,500  Statewide Communities Development Auth. RB,
            Series 1998A(d)                                    5.25      5/15/2025          7,071
    3,535  Woodland MFH RB, Series 1994A                       6.05     12/01/2024          3,602

           Florida (0.4%)
           Housing Finance Agency MFH RB,
    4,210   Series 1996R-1 (Windwood Oaks I) (INS)(9)          5.65     12/01/2026          4,273
    4,500   Series 1996S-1 (Windwood Oaks II) (INS)(9)         5.65     12/01/2026          4,567

           Illinois (0.7%)
   14,295  Hoffman Estates MFH RB, Series 1996                 5.75      6/01/2021         14,529

           Kansas (0.3%)
    6,590  Merriam MFH RB, Series 1991A (NBGA)                 7.25      4/01/2021          6,663

           Louisiana (0.2%)
    4,360  Shreveport Home Mortgage Auth. RB,
            Series 1995A (INS)(9)                              6.40      9/01/2025          4,487

           New Mexico (0.5%)
           Bernalillo County MFH RB,
    7,700   Series 1994A (Sun Village Apts.) (INS)(9)          6.50     10/01/2019          7,905
    3,320   Series 1995 (Sunchase Apts.) (INS)(9)              5.80     11/01/2025          3,373

           Ohio (0.3%)
    5,500  Montgomery County IDA RB, Series 1992 (LOC)         6.50      2/01/2007          5,702

           Pennsylvania (0.5%)
           Philadelphia IDA RB,
    6,500   Series 1997A                                       6.50     10/01/2027          6,236
    4,000   Series 1997B                                       6.50     10/01/2027          3,837

           Texas (0.1%)
    2,500  Gregg County Housing Finance Corp. RB,
            Series 1995A (INS)(9)                              6.40      9/01/2025          2,587

           Utah (0.8%)
           Salt Lake County MFH RB,
   10,240   Series 1995A-1 (INS)(5)                            5.70     10/01/2025         10,384
    6,500   Series 1995B-1 (INS)(5)                            5.70     10/01/2025          6,592

           Washington (0.6%)
           Chelan County Public Utility District #1 RB,
    5,650   Series E                                           5.70      7/01/2068          5,751
    6,845   Series E                                           5.70      7/01/2068          6,959
-------------------------------------------------------------------------------------------------
           Total put bonds (cost: $107,129)                                               108,533
-------------------------------------------------------------------------------------------------

                       VARIABLE-RATE DEMAND NOTES (1.3%)

           California (0.2%)
           Irvine Improvement Bonds,
      815   Assessment District 89-10 (LOC)                    3.40      9/02/2015            815
    3,500   Assessment District 94-13 (LOC)                    3.40      9/02/2022          3,500

           Iowa (0.2%)
    4,200  Muscatine County PCRB                               3.90     10/01/2007          4,200

           Michigan (0.1%)
    3,400  Jackson County Economic Development
            Corp. RB, Series 1997 (LOC)                        4.00      6/01/2027          3,400

           Minnesota (0.1%)
      400  Cohasset RB, Series 1997A (LOC)                     4.00      6/01/2020            400

           Texas (0.5%)
    9,900  Port Arthur Navigation District IDC PCRB,
            Series 1985 (LOC)                                  4.10      5/01/2003          9,900

           Washington (0.1%)
    3,100  Housing Finance RB, Series 1997 (LOC)               4.10      1/01/2027          3,100

           Wisconsin (0.1%)
           Health and Educational Facilities Auth. RB,
    1,000   Series 1996B (LOC)                                 4.10     10/01/2026          1,000
      700   Series 1997 (LOC)                                  4.05     11/01/2017            700
-------------------------------------------------------------------------------------------------
           Total variable-rate demand notes (cost: $27,015)                                27,015
-------------------------------------------------------------------------------------------------
           Total investments (cost: $2,087,610)                                        $2,092,982
=================================================================================================










                       PORTFOLIO SUMMARY BY CONCENTRATION
                       ----------------------------------

              Hospitals                                    13.7%
              Escrowed Bonds                               13.2
              General Obligations                           9.9
              Multi-Family Housing                          6.4
              Electric/Gas Utilities - Municipal            5.6
              Buildings                                     5.4
              Appropriated Debt                             5.0
              Education                                     4.2
              Paper & Forest Products                       4.1
              Single-Family Housing                         4.0
              Special Assessment/Tax/Fee                    3.8
              Nursing/Continuing Care Centers               3.0
              Real Estate Tax-Free                          2.4
              Toll Roads                                    1.9
              Health Care - Miscellaneous                   1.7
              Electric Utilities                            1.6
              Finance - Municipal                           1.6
              Airport/Port                                  1.3
              Gaming Companies                              1.2
              Water/Sewer Utilities - Municipal             1.1
              Oil & Gas - Refining/Manufacturing            1.0
              Other                                         6.5
                                                           ----
              Total                                        98.6%
                                                           ====










                        PORTFOLIO SUMMARY BY STATE
                        --------------------------

   Alabama                      0.6%        Montana                      0.1%
   Alaska                       0.5         Nebraska                     0.5
   Arizona                      0.3         Nevada                       1.0
   Arkansas                     0.7         New Hampshire                0.5
   California                   6.6         New Jersey                   2.6
   Colorado                     1.4         New Mexico                   0.8
   Connecticut                  1.5         New York                    22.1
   District of Columbia         4.1         North Carolina               0.3
   Florida                      1.6         Ohio                         1.1
   Georgia                      0.6         Oklahoma                     0.5
   Hawaii                       0.3         Oregon                       0.1
   Idaho                        0.1         Pennsylvania                 4.5
   Illinois                     6.0         Puerto Rico                  3.8
   Indiana                      2.5         Rhode Island                 1.3
   Iowa                         1.5         South Carolina               0.3
   Kansas                       0.3         South Dakota                 0.3
   Louisiana                    1.7         Tennessee                    1.0
   Maine                        2.0         Texas                        9.4
   Maryland                     1.1         Utah                         3.2
   Massachusetts                1.1         Vermont                      0.1
   Michigan                     2.6         Virginia                     0.9
   Minnesota                    1.6         Washington                   1.9
   Mississippi                  1.7         West Virginia                0.8
   Missouri                     0.1         Wisconsin                    1.0
                                                                        ----
                                            Total                       98.6%
                                                                        ====










USAA SHORT-TERM FUND
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

March 31, 2000


Principal                                                    Coupon       Final         Market
 Amount               Security                                Rate       Maturity        Value
-------------------------------------------------------------------------------------------------
                          FIXED-RATE INSTRUMENTS (58.2%)

           Alabama (0.1%)
   $1,000  Prattville Industrial Development PCRB,
            Series 1998                                        4.90%     9/01/2008       $    936

           Alaska (0.4%)
    6,500  North Slope Borough GO, Series 1998A (INS)(1),(a)   4.60      6/30/2008          4,191

           Arizona (1.3%)
           Maricopa County Hospital RB,
    2,665   Series 1997                                        5.00      4/01/2000          2,665
    2,525   Series 1997                                        5.10      4/01/2001          2,517
    2,260   Series 1997                                        5.25      4/01/2002          2,249
    3,045   Series 1997                                        5.35      4/01/2003          3,019
    2,180   Series 1997                                        5.35      4/01/2004          2,141

           California (1.1%)
    2,550  Central Valley Cogeneration RB, Series 1993         5.40      7/01/2000          2,554
           Sacramento Cogeneration Auth. RB,
    1,000   Series 1995                                        5.70      7/01/2000          1,003
    1,000   Series 1995                                        5.80      7/01/2001          1,011
      900   Series 1995                                        5.90      7/01/2002            916
      900   Series 1995                                        6.00      7/01/2003            922
    1,000  San Francisco Bay Area Transit
            Facilities Auth. Notes, Series 1999 (INS)(6)       5.63      8/01/2006          1,031
    3,500  San Joaquin Hills Transportation
            Corridor Agency RB, Senior Lien (ETM)(a)           7.16      1/01/2001          3,401

           Colorado (0.4%)
           Denver Health and Hospital Auth. RB,
    1,180   Series 1998A                                       5.13     12/01/2006          1,127
    1,250   Series 1998A                                       5.25     12/01/2007          1,190
    1,250   Series 1998A                                       5.25     12/01/2008          1,175

           Connecticut (1.1%)
           Mashantucket (Western) Pequot Tribe RB,
    1,000   Series 1996A (ETM)(d)                              6.25      9/01/2001          1,025
    1,000   Series 1996A (d)                                   6.25      9/01/2001          1,020
    1,250   Series 1996A (ETM)(d)                              6.25      9/01/2002          1,295
    1,250   Series 1996A (d)                                   6.25      9/01/2002          1,284
    1,480   Series 1996A (ETM)(d)                              6.25      9/01/2003          1,545
    1,520   Series 1996A (d)                                   6.25      9/01/2003          1,572
    1,235   Series 1996A (ETM)(d)                              6.50      9/01/2006          1,343
    1,265   Series 1996A (d)                                   6.50      9/01/2006          1,340

           District of Columbia (0.5%)
           Hospital RB,
    1,450   Series 1996A (ETM) (INS)(1)                        5.00      8/15/2002          1,457
    1,530   Series 1996A (ETM) (INS)(1)                        5.50      8/15/2003          1,559
    1,610   Series 1996A (ETM) (INS)(1)                        5.50      8/15/2004          1,644

           Florida (0.2%)
    1,470  Nassau County PCRB, Series 1992                     5.60      6/01/2000          1,472
      590  Orange County Health Facilities Auth. RB,
            Series 1995                                        5.63      7/01/2001          591

           Georgia (0.4%)
    4,000  Camden County Development Auth. PCRB,
            Series 1997                                        5.25      4/01/2002          4,016

           Guam (1.7%)
           GO,
    5,000   Series 1995A                                       5.38      9/01/2000          5,013
   10,000   Series 1995A                                       5.50      9/01/2001         10,011
    1,725  Power Auth. RB, Series 1994A (ETM)                  5.60     10/01/2000          1,739

           Hawaii (0.5%)
    4,720  Honolulu GO, Series 1999C (INS)(3)                  5.00      7/01/2008          4,696

           Idaho (0.4%)
           Health Facilities Auth. RB,
      810   Series 1998                                        4.65      5/01/2005            762
      860   Series 1998                                        5.38      5/01/2006            839
      950   Series 1998                                        5.38      5/01/2007            913
    1,005   Series 1998                                        5.38      5/01/2008            956

           Illinois (4.0%)
   20,000  Chicago Board of Education GO,
            Series 1999A (INS)(3),(a)                          4.50     12/01/2009         11,837
   16,265  Chicago Water RB, Series 1997 (INS)(3),(a)          5.00     11/01/2005         12,205
    1,075  Health Facilities Auth. RB, Series 1996             5.60      1/01/2002          1,083
    2,350  Hodgkins Tax Increment RB, Series 1995A             6.90     12/01/2001          2,375
   11,551  Sangamon County Lease RB, #M99202(c)                5.05     12/15/2005         11,363

           Indiana (3.3%)
    6,745  Development Finance IDA RB, Series 1996             4.80      6/01/2000          6,751
           Health Facility Financing Auth. RB,
   17,300   Series 1993 (PRE)                                  5.40     11/01/2005         17,631
    4,200   Series 1994 (PRE)                                  5.38      7/01/2001          4,294
    3,000   Series 1999A (INS)(1)                              5.00     11/01/2009          2,936

           Louisiana (4.1%)
   11,310  De Soto Parish PCRB, Series 1993A                   5.05     12/01/2002         11,292
           Jefferson Parish School Board
            Sales and Use Tax RB,
    3,170   Series 1998 (INS)(4),(a)                           4.80      9/01/2007          2,160
    2,090   Series 1998 (INS)(4),(a)                           4.90      3/01/2008          1,377
    2,600  Lake Charles Harbor and Terminal
            District RB, Series 1990                           5.50      5/01/2006          2,592
           Offshore Terminal Auth. RB,
    7,920   Series 1992B                                       6.00      9/01/2001          8,049
    5,000   Series 1992B                                       6.20      9/01/2003          5,164
    5,830   Series 1994B                                       5.85      9/01/2000          5,866
    3,440  St. Charles Parish PCRB                             7.63      6/01/2003          3,484

           Maine (1.4%)
           Jay PCRB,
    5,500   Series 1994A                                       4.65      9/01/2002          5,426
    8,305   Series 1994B                                       4.70      6/01/2002          8,217

           Massachusetts (2.7%)
           Health and Educational Facilities Auth. RB,
    3,445   Series 1998B (INS)(6)                              5.00      7/01/2006          3,322
    3,645   Series 1998B (INS)(6)                              5.25      7/01/2007          3,558
    1,640   Series 1998B (INS)(6)                              5.25      7/01/2008          1,585
   17,000  New England Education Loan Marketing Corp. RB,
            Series 1985A                                       5.80      3/01/2002         17,320

           Michigan (2.0%)
           Hospital Finance Auth. RB, Central
            Michigan Hospital,
      255   Series 1996                                        5.30     10/01/2000            255
      130   Series 1996                                        5.50     10/01/2001            131
      275   Series 1996                                        5.70     10/01/2002            277
      285   Series 1996                                        5.80     10/01/2003            287
           Hospital Finance Auth. RB, Genesys
            Health System Medical Center,
    3,500   Series 1995A (ETM)                                 6.80     10/01/2000          3,546
    3,500   Series 1995A (ETM)                                 7.00     10/01/2001          3,625
    2,500   Series 1998A (ETM)                                 5.50     10/01/2006          2,566
    1,500   Series 1998A (ETM)                                 5.50     10/01/2007          1,541
    1,000   Series 1998A (ETM)                                 5.50     10/01/2008          1,027
    5,800  Monroe Economic Development Corp. PCRB,
            Series 1997                                        5.00      2/01/2003          5,793

           Minnesota (0.6%)
           St. Paul Housing and Redevelopment
            Auth. Hospital RB,
      675   Series 1997A                                       5.00     11/01/2003            639
    1,410   Series 1997A                                       5.10     11/01/2004          1,317
    1,485   Series 1997A                                       5.20     11/01/2005          1,370
    1,560   Series 1997A                                       5.30     11/01/2006          1,422
    1,645   Series 1997A                                       5.35     11/01/2007          1,479

           Mississippi (1.1%)
           Jones County Hospital RB,
    1,000   Series 1997                                        5.00     12/01/2005            956
    1,050   Series 1997                                        5.00     12/01/2006            992
    1,105   Series 1997                                        5.10     12/01/2007          1,037
    1,155   Series 1997                                        5.20     12/01/2008          1,076
    3,570  Lafayette County Hospital RB, Series 1997           5.00      3/01/2002          3,574
      860  Lincoln County Hospital RB, Series 1998A (INS)(5)   5.00      4/01/2004            860
    2,510  Union County Hospital RB, Series 1997               5.00      3/01/2002          2,514

           Montana (0.4%)
    4,351  State Lottery Commission Lease, #169(c)             5.12      4/29/2004          4,344

           Nebraska (0.7%)
    5,000  American Public Energy Agency RB,
            Series 1999A (INS)(2)                              5.25      6/01/2008          4,843
           Investment Finance Auth. Hospital RB,
      465   Series 1997 (INS)(5)                               4.90     11/15/2005            457
      440   Series 1997 (INS)(5)                               5.00     11/15/2006            434
      410   Series 1997 (INS)(5)                               5.00     11/15/2007            401
      505   Series 1997 (INS)(5)                               5.05     11/15/2008            493

           New York (14.5%)
           Dormitory Auth. RB, City University System,
    3,245   Series 1996-2                                      5.00      7/01/2000          3,251
    1,285   Series 1996-2                                      5.10      7/01/2001          1,292
           Dormitory Auth. RB, Community
           Enhancement Facilities,
    1,675   Series 1999B                                       4.00      4/01/2005          1,556
    1,740   Series 1999B                                       4.00      4/01/2006          1,601
    5,000  Dormitory Auth. RB, Good Samaritan
            Hospital, Series 1998A (INS)(5)                    5.50      7/01/2009          5,136
    1,170  Dormitory Auth. RB, Nyack Hospital,
            Series 1996                                        5.65      7/01/2001          1,173
           Dormitory Auth. RB, State University
           Educational Facilities,
    2,190   Series 1994B                                       5.30      5/15/2000          2,193
    6,450   Series 1995A                                       5.10      5/15/2000          6,458
    6,350   Series 1995A                                       5.25      5/15/2001          6,405
    7,500   Series 1995A                                       5.40      5/15/2002          7,592
    1,000   Series 1996                                        4.90      5/15/2000          1,001
    1,350   Series 1996                                        5.00      5/15/2001          1,358
    1,000   Series 1996                                        5.10      5/15/2002          1,006
      445  Dormitory Auth. Revenue Notes CP,
            Series 1989A (LOC)                                 5.00      4/07/2000            445
    1,250  Dormitory Department of Health RB,
            Series 1996                                        4.75      7/01/2001          1,250
    5,325  Medical Care Facilities Finance Agency RB,
            Series 1994A (ETM)                                 5.80      2/15/2001          5,396
           New York City GO,
    5,000   Series 1995A                                       5.40      8/01/2000          5,020
    1,450   Series 1995D (ETM)                                 6.50      2/01/2002          1,496
    3,550   Series 1995D                                       6.50      2/01/2002          3,653
    3,325   Series 1996K (ETM)                                 5.50      4/01/2001          3,368
    4,900   Series 1998F                                       5.50      8/01/2006          5,003
    6,420   Series 1998F                                       5.50      8/01/2007          6,558
    5,815   Series 1999F                                       4.88      8/01/2010          5,555
    5,000   Series 1999H                                       5.00      3/15/2008          4,924
   10,000  New York City Transitional Finance Auth. RB,
            Series 1999A                                       5.00      8/15/2008          9,942
    4,010  State COP                                           4.90      2/01/2002          4,014
    4,040  State COP                                           4.90      8/01/2002          4,044
    2,035  State COP                                           5.00      2/01/2003          2,037
   11,165  The City University of New York COP                 5.75      8/15/2003         11,413
   10,000  Thruway Auth. Highway and Bridge Trust
            Fund Bonds, Series 1999B (INS)(3)                  5.00      4/01/2008          9,951
    7,880  Thruway Auth. RB, Series 1995                       5.10      4/01/2001          7,935
    2,015  Ulster County IDA RB, Series 1999 (LOC)             5.20     11/15/2009          1,927
           Urban Development Corp. RB,
    4,400   Series 1993                                        5.25      1/01/2003          4,434
    1,715   Series 7                                           4.75      1/01/2002          1,713

           Ohio (0.6%)
           Franklin County Health Care Facilities RB,
    1,000   Series 1997                                        4.70      7/01/2002            980
    1,000   Series 1997                                        4.80      7/01/2003            970
      500   Series 1997                                        5.00      7/01/2004            481
    1,425   Series 1997                                        5.00      7/01/2005          1,353
    1,000   Series 1997                                        5.10      7/01/2006            942
      475   Series 1997                                        5.15      7/01/2007            442
      600   Series 1997                                        5.25      7/01/2008            555

           Oklahoma (1.8%)
           Holdenville Industrial Auth. RB,
    1,115   Series 1995 (ETM)                                  5.45      7/01/2000          1,118
    1,380   Series 1995 (ETM)                                  6.15      7/01/2004          1,437
      510   Series 1995 (ETM)                                  6.35      7/01/2006            542
   15,000  Housing Development Auth. RB, Series 1997A          4.75     12/01/2002         14,845

           Pennsylvania (2.7%)
    4,435  East Hempfield Township IDA RB, Series 1996         5.00      8/01/2001          4,448
    3,990  Hampden IDA RB, Series 1999                         4.70      1/01/2007          3,759
   17,290  Higher Education Assistance Agency
            Student Loan RB, Series 1985A (INS)(3)             6.80     12/01/2000         17,570

           Puerto Rico (1.7%)
            Electric Power Auth. RB,
    5,000   Series 1997AA                                      5.00      7/01/2003          5,030
    5,000   Series 1997AA                                      5.00      7/01/2004          5,023
    6,283  Municipal Revenue Collection Center COP(c)          6.85     10/17/2003          6,414

           Tennessee (0.4%)
    1,000  Shelby County Hospital RB, Series 1993              5.10     11/01/2003          1,000
    3,000  Springfield Hospital RB, Series 1998                4.90      8/01/2008          2,740

           Texas (5.7%)
           Abilene Higher Education Facilities Corp. RB,
      345   Series 1995 (ETM)                                  5.40     10/01/2000            347
      935   Series 1995                                        5.40     10/01/2000            940
      170   Series 1995 (ETM)                                  5.50     10/01/2001            172
    1,310   Series 1995                                        5.50     10/01/2001          1,325
      130   Series 1995 (ETM)                                  5.60     10/01/2002            132
      870   Series 1995                                        5.60     10/01/2002            883
    3,235  Austin Higher Education Auth. RB,
            Series 1998                                        4.80      8/01/2009          2,936
           Bexar County Limited Tax GO,
    1,800   Series 1999(a)                                     4.35      6/15/2006          1,304
    3,355   Series 1999(a)                                     4.45      6/15/2007          2,300
    6,000  Calhoun County Navigation IDA PCRB,
            Series 1995                                        4.65      6/01/2001          6,009
           Harrison County Health Facilities
            Development Corp. RB,
    1,010   Series 1998 (INS)(6)                               4.80      1/01/2006            958
    1,055   Series 1998 (INS)(6)                               4.80      1/01/2007            987
    1,110   Series 1998 (INS)(6)                               4.90      1/01/2008          1,037
    3,000  Houston ISD GO, Series 1999A(a)                     4.55      2/15/2009          1,843
           Houston ISD Public Facility Corp. Lease RB,
    3,885   Series 1998A (INS)(2),(a)                          4.85      9/15/2007          2,621
    3,885   Series 1998A (INS)(2),(a)                          4.90      9/15/2008          2,451
    4,805   Series 1998B (INS)(2),(a)                          4.85      9/15/2007          3,242
    5,260   Series 1998B (INS)(2),(a)                          4.90      9/15/2008          3,319
    2,500  Lampasas County IDC RB, Series 1997                 5.20     12/01/2001          2,515
    3,495  Lewisville RB, Series 1998 (INS)(6)                 5.00      9/01/2010          3,367
           Northeast Hospital Auth. RB,
    1,230   Series 1997                                        5.10      5/15/2000          1,229
    1,285   Series 1997                                        5.25      5/15/2001          1,282
    2,870   Series 1997                                        5.40      5/15/2003          2,842
           Tyler Health Facilities Development Corp. RB,
    2,700   Series 1997A                                       5.00      7/01/2003          2,630
    3,120   Series 1997A                                       5.00      7/01/2004          2,999
    1,625   Series 1997A                                       5.13      7/01/2005          1,552
    1,100   Series 1997A                                       5.20      7/01/2006          1,042
    1,125   Series 1997A                                       5.30      7/01/2007          1,058
    1,855  Water Resources Finance Auth. RB,
            Series 1999 (INS)(2)                               4.50      8/15/2007          1,771

           Virginia (0.2%)
           Halifax County IDA Hospital RB,
    1,100   Series 1998                                        4.50      9/01/2005          1,035
      600   Series 1998                                        4.65      9/01/2007            554
      500   Series 1998                                        4.75      9/01/2008            459

           West Virginia (2.0%)
    6,000  Kanawha County PCRB, Series 1997                    5.25      4/01/2002          6,011
   13,480  School Building Auth. Capital
            Improvement RB, Series 1994                        6.00      7/01/2000         13,534

           Wisconsin (0.2%)
           Health and Educational Facilities Auth. RB,
      410   Series 1997                                        5.10     12/15/2005            392
      430   Series 1997                                        5.20     12/15/2006            409
      455   Series 1997                                        5.25     12/15/2007            429
      475   Series 1997                                        5.30     12/15/2008            445
-------------------------------------------------------------------------------------------------
           Total fixed-rate instruments (cost: $570,153)                                  563,393
-------------------------------------------------------------------------------------------------

                              PUT BONDS (16.3%)

           Alabama (1.6%)
   15,000  Birmingham Special Care Facilities
            Financing Auth. RB, Series 2000A-2                 6.00     11/15/2028         15,120

           California (3.3%)
    3,340  Brentwood Capital Improvement RB,
            Series 1996 (LOC)                                  5.25      6/01/2026          3,338
    6,815  Fresno MFH RB, Series 1997A                         4.88      1/01/2028          6,670
    6,955  Redwood MFH RB, Series 1985B (NBGA)                 5.20     10/01/2008          6,956
    4,000  Santa Rosa Housing Auth. MFH RB,
            Series 1995E (NBGA)                                4.85      9/01/2007          3,996
    5,990  South Gate Public Financing Auth. Tax
            Allocation Bonds, Series 1997 (LOC)                4.75      9/01/2019          5,980
    5,000  Statewide Community Development Auth. RB,
            Series 1999F                                       5.30      6/01/2029          4,864

           Illinois (1.1%)
   11,115  Health Facilities Auth. RB, Series 1998A (LOC)      4.70      7/01/2031         10,757

           Indiana (1.4%)
           Jasper County Industrial PCRB,
   10,000   Series 1988B                                       4.35     11/01/2016         10,000
    3,700   Series 1988C                                       4.25     11/01/2016          3,700

           Louisiana (5.0%)
   20,000  Public Facilities Auth. RB, Series 1985B-1 (INS)(2) 5.00     12/01/2015         19,994
           St. Charles Parish PCRB,
   10,000   Series 1999B                                       4.85      6/01/2030          9,858
   18,860   Series 1999C                                       5.35     10/01/2029         18,536

           Michigan (1.0%)
           Hospital Finance Auth. RB,
    5,000   Series 1999A                                       5.30     11/15/2033          4,995
    5,000   Series 1999A                                       5.20     11/15/2033          4,983

           Texas (2.2%)
    5,000  Brazos River Auth. RB, Series 1999B                 5.20     12/01/2018          4,923
    7,990  Lewisville RB, Series 1996 (PRE) (LOC)              5.00      5/01/2021          8,480
    7,500  Matagorda County Navigation District 1 PCRB,
            Series 1999A                                       4.90      5/01/2030          7,481

           Wyoming (0.7%)
    6,725  Community Development Auth. Housing RB,
            Series 1997-3                                      5.25      6/01/2017          6,724
-------------------------------------------------------------------------------------------------
           Total put bonds (cost: $158,023)                                               157,355
-------------------------------------------------------------------------------------------------

                       VARIABLE-RATE DEMAND NOTES (23.0%)

           Arkansas (0.5%)
    5,175  Texarkana IDRB, Series 1991                         4.65      3/01/2021          5,175

           California (0.4%)
    4,305  Gardena Financing Agency RB, Series 1991 (LOC)      3.85      9/01/2011          4,305

           Florida (7.5%)
    8,505  Broward County Housing Finance Auth. MFH RB,
            Series 1990 (NBGA)                                 4.00     10/01/2007          8,505
    9,500  Capital Trust Agency MFH RB,
            Series 1999A (NBGA)(d)                             4.00     12/01/2032          9,500
      300  Dade County IDA PCRB, Series 1995                   4.05      4/01/2020            300
    1,600  Dade County Special Obligation Bonds,
            Series 1990 (LOC)                                  3.95     10/01/2010          1,600
   19,150  Gulf Breeze Healthcare Facilities RB,
            Series 1999 (NBGA)(d)                              4.00      1/01/2024         19,150
      645  Hillsborough County IDA PCRB, Series 1992           4.05      5/15/2018            645
           Jacksonville Hospital RB,
   14,200   Series 1988 (LOC)                                  5.35      2/01/2018         14,200
   11,200   Series 1989 (LOC)                                  5.35      2/01/2019         11,200
    7,700  St. Lucie County PCRB, Series 1995                  4.05      3/01/2027          7,700

           Hawaii (1.4%)
   13,600  Housing Finance and Development Corp. RB,
            Series 1990B (LOC)                                 4.60      7/01/2025         13,600

           Illinois (2.5%)
           Development Finance Auth. MFH RB,
      720   Series 1991 (LOC)                                  5.45     10/01/2005            720
    2,735   Series 1991 (LOC)                                  5.45     10/01/2015          2,735
   15,800   Series 1993 (LOC)                                  4.00     12/01/2013         15,800
      695  West Frankfort Commercial Redevelopment RB          6.98      4/01/2007            695
    4,000  Wood Dale IDRB, Series 1985 (LOC)                   4.60      6/01/2000          4,000

           Iowa (0.1%)
      100  Finance Auth. RB, Series 1998 (LOC)                 4.05      6/01/2028            100

           Kansas (2.5%)
   24,400  Burlington Environmental Improvement RB,
            Series 1998A                                       4.00      9/01/2015         24,400

           Louisiana (1.0%)
    9,835  Housing Finance Agency MFH RB,
            Series 1988B (LOC)                                 4.10     12/01/2025          9,835

           Michigan (0.8%)
    7,300  Job Development Auth. PCRB, Series 1985 (LOC)       5.20     10/01/2008          7,300

           Minnesota (0.5%)
    5,000  Minneapolis Convention Center Bonds,
            Series 1999 (LIQ)                                  3.75     12/01/2028          5,000

           Missouri (1.1%)
   10,690  Health and Educational Facility RB,
            Series 1996 (LOC)                                  3.95     12/01/2016         10,690

           New Jersey (0.2%)
    1,960  Newark Healthcare Facility RB, Series A (LOC)       5.10      6/01/2030          1,960

           Oregon (0.2%)
    2,300  Clackamas County Hospital Facility RB,
            Series 1999C (LOC)                                 4.05      5/15/2029          2,300

           South Carolina (3.8%)
   36,500  Jobs Economic Development Auth. RB,
            Series 1999(d)                                     5.46     12/01/2001         36,500

           Virginia (0.3%)
    2,600  Norfolk Redevelopment and Housing Auth. RB,
            Series 1999 (LOC)                                  4.00      9/01/2009          2,600
      400  Waynesboro IDA RB, Series 1997 (LOC)                4.05     12/15/2028            400

           Washington (0.2%)
    1,800  Housing Finance Commission RB,
            Series 1990 (LOC)                                  4.05      1/01/2021          1,800
-------------------------------------------------------------------------------------------------
           Total variable-rate demand notes (cost: $222,715)                              222,715
-------------------------------------------------------------------------------------------------
           Total investments (cost: $950,891)                                            $943,463
=================================================================================================










                      PORTFOLIO SUMMARY BY CONCENTRATION
                      ----------------------------------

          Hospitals                                      18.9%
          Electric Utilities                              9.0
          Multi-Family Housing                            8.8
          General Obligations                             8.0
          Escrowed Bonds                                  7.4
          Appropriated Debt                               6.3
          Education                                       5.0
          Student Loans                                   3.6
          Paper & Forest Products                         2.8
          Special Assessment/Tax/Fee                      2.6
          Electric/Gas Utilities - Municipal              2.2
          Health Care - Miscellaneous                     2.2
          Nursing/Continuing Care Centers                 2.2
          Single-Family Housing                           2.2
          Finance - Municipal                             2.1
          Airport/Port                                    2.0
          Water/Sewer Utilities - Municipal               1.8
          Chemicals                                       1.4
          Agricultural Products                           1.3
          Real Estate Tax-Free                            1.2
          Foods                                           1.1
          Toll Roads                                      1.1
          Other                                           4.3
                                                         ----
          Total                                          97.5%
                                                         ====











                          PORTFOLIO SUMMARY BY STATE
                          --------------------------

       Alabama                     1.7%        Minnesota               1.1%
       Alaska                      0.4         Mississippi             1.1
       Arizona                     1.3         Missouri                1.1
       Arkansas                    0.5         Montana                 0.4
       California                  4.8         Nebraska                0.7
       Colorado                    0.4         New Jersey              0.2
       Connecticut                 1.1         New York               14.5
       District of Columbia        0.5         Ohio                    0.6
       Florida                     7.7         Oklahoma                1.8
       Georgia                     0.4         Oregon                  0.2
       Guam                        1.7         Pennsylvania            2.7
       Hawaii                      1.9         Puerto Rico             1.7
       Idaho                       0.4         South Carolina          3.8
       Illinois                    7.6         Tennessee               0.4
       Indiana                     4.7         Texas                   7.9
       Iowa                        0.1         Virginia                0.5
       Kansas                      2.5         Washington              0.2
       Louisiana                  10.1         West Virginia           2.0
       Maine                       1.4         Wisconsin               0.2
       Massachusetts               2.7         Wyoming                 0.7
       Michigan                    3.8                                ----
                                               Total                  97.5%
                                                                      ====











USAA TAX EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

March 31, 2000

Principal                                                      Coupon      Final         Market
 Amount               Security                                  Rate      Maturity        Value
-------------------------------------------------------------------------------------------------
                           VARIABLE-RATE DEMAND NOTES (77.3%)

           Alabama (1.8%)
  $22,000  Birmingham Medical Clinic Board RB,
            Series 1998 (LOC)                                  4.01%    10/01/2028     $   22,000
    9,500  Evergreen Board IDRB, Series 1985 (LOC)             4.00     12/01/2004          9,500
    1,225  Montgomery Engelside Medical Clinic Board RB,
            Series 1999A (LOC)                                 4.10      3/01/2008          1,225

           Arizona (0.4%)
    6,705  Pinal County IDA RB, Series 1995 (LOC)              4.00     12/01/2022          6,705

           Arkansas (0.3%)
    6,400  Hospital Equipment Finance Auth. RB (INS)(1)        3.91     11/01/2010          6,400

           California (0.2%)
    3,600  Irvine IDA RB, Series 1985 (LOC)                    4.70     11/01/2005          3,600

           Colorado (1.1%)
    5,000  Centennial Downs Metropolitan District GO,
            Series 1999 (LOC)                                  4.00     12/01/2028          5,000
    9,000  Educational and Cultural Facilities RB,
            Series 1998 (LOC)                                  4.05      8/01/2013          9,000
    3,070  El Paso County Economic Development RB,
            Series 1996 (LOC)                                  4.05     11/01/2021          3,070
           Health Facilities Auth. RB,
    1,740   Series 1995 (LOC)                                  4.05      9/01/2015          1,740
    1,805   Series 1996A (LOC)                                 4.05     12/01/2016          1,805

           Delaware (0.1%)
    2,100  Economic Development Auth. RB, Series 1993C         3.95     10/01/2028          2,100

           Florida (13.5%)
    2,885  Broward County Housing Finance Auth. MFH RB,
            Series 1990 (NBGA)                                 4.00     10/01/2007          2,885
           Capital Trust Agency MFH RB,
   73,300   Series 1999A (LOC)(d)                              4.00     12/01/2032         73,300
   15,000   Series 1999B (LOC)(d)                              4.00     12/01/2032         15,000
   24,665  Dade County Health Facilities Auth. RB,
            Series 1990 (LOC)                                  4.55      9/01/2020         24,665
    6,735  Dade County IDA PCRB, Series 1995                   4.05      4/01/2020          6,735
    2,275  Dade County IDA RB, Series 1996 (LOC)               4.05     10/01/2016          2,275
   89,400  Gulf Breeze Healthcare Facilities RB,
            Series 1999 (NBGA)(d)                              4.00      1/01/2024         89,400
           Housing Finance Agency MFH RB,
    4,000   Series 1985D (LOC)                                 3.96      8/01/2006          4,000
   10,470   Series 1985EE (LOC)                                4.00      9/01/2008         10,470
    8,885   Series 1990D (NBGA)                                4.00     12/01/2009          8,885
    4,700  Miami Dade County Educational
            Facilities Auth. RB, Series 1998 (LOC)             4.05     10/01/2018          4,700
    4,500  Miami Dade County IDA IDRB, Series 1999 (LOC)       3.95      6/01/2019          4,500
    1,815  Sarasota Educational Facilities RB,
            Series 1996 (LOC)                                  3.95      2/01/2021          1,815
    3,400  St. Petersburg Health Facilities Auth. RB,
            Series 1997 (LOC)                                  3.95      7/01/2027          3,400

           Georgia (0.6%)
    4,000  Columbus Hospital Auth. RB (LOC)                    3.95      1/01/2018          4,000
    5,000  Marietta Housing Auth. MFH RB,
            Series 1988A (NBGA)                                3.85      5/15/2007          5,000
    2,935  Peachtree Development Auth. RB,
            Series 1988 (LOC)                                  4.10      7/01/2010          2,935

           Illinois (3.1%)
           Development Finance Auth. RB,
    2,400   Series 1998 (LOC)                                  4.05      8/01/2022          2,400
    3,000   Series 1999-2000A (LOC)                            4.00      6/30/2000          3,000
   12,000  Du Page County RB, Series 1999 (LOC)                3.98      7/01/2024         12,000
   10,000  Educational Facilities Auth. RB,
            Series 1999A (LOC)                                 3.96      6/01/2029         10,000
    1,530  Evanston IDRB, Series 1985 (LOC)                    4.55      1/01/2015          1,530
   10,000  Health Facilities Auth. RB,
            Series 1995A (LOC)                                 3.90      2/15/2016         10,000
   10,635  Hopedale IDRB, Series 1998 (LOC)                    4.02      5/01/2009         10,635
    1,000  Lake County Industrial Building RB,
            Series 1985 (LOC)                                  4.25     10/01/2015          1,000
    6,300  Sauget Village PCRB                                 3.90      5/01/2028          6,300

           Indiana (1.1%)
      700  Crawfordsville Economic Development RB,
            Series 1999B (LOC)                                 4.02      1/01/2030            700
    2,300  Development Finance Auth. Economic
            Development RB, Series 1998 (LOC)                  4.05      9/01/2018          2,300
    8,190  Educational Facilities Auth. RB,
            Series 2000A (LOC)                                 4.00     12/01/2029          8,190
    1,265  Hobart Economic Development RB,
            Series 1993 (LOC)                                  4.02      6/01/2003          1,265
    2,165  Huntington Economic Development RB,
            Series 1998 (LOC)                                  4.00     12/01/2025          2,165
    1,300  Huntington Industrial Economic
            Development RB, Series 1990                        4.05      6/26/2014          1,300
    4,605  Indianapolis Economic Development RB,
            Series 1997 (LOC)                                  4.00      5/01/2018          4,605

           Iowa (1.6%)
    5,300  Chillicothe PCRB, Series 1991                       4.05     11/01/2010          5,300
    3,900  Finance Auth. MFH Refunding RB,
            Series 1995A (LOC)                                 4.05     12/01/2017          3,900
      100  Finance Auth. RB, Series 1998 (LOC)                 4.05      6/01/2028            100
    2,700  Higher Education Loan Auth. RB,
            Series 1997 (LOC)                                  4.10      4/01/2027          2,700
    4,990  Iowa Finance Auth. RB, Series 1999 (LOC)            4.00      2/01/2019          4,990
    2,000  Iowa Higher Education Loan Auth. RB,
            Series 1999B (LOC)                                 4.00      6/01/2019          2,000
   10,000  Louisa County PCRB, Series 1986A                    4.00      9/01/2016         10,000

           Kansas (4.1%)
           Burlington Environmental Improvement RB,
   30,000   Series 1998A                                       4.00      9/01/2015         30,000
   32,700   Series 1998B                                       4.00      9/01/2015         32,700
   14,440  LaCygne Environmental Improvement RB,
            Series 1994                                        4.00      3/01/2015         14,440

           Kentucky (5.5%)
   25,000  Breckinridge County Lease Program RB,
            Series 1999 (LOC)                                  3.90     12/01/2029         25,000
    6,700  Economic Development Finance Auth.
            Hospital RB, Series 1998A (LOC)                    4.10      8/01/2013          6,700
           Economic Development Finance Auth. RB,
    1,800   Series 1997 (LOC)                                  4.10     11/01/2017          1,800
   25,790   Series 1998 (LIQ)(INS)8                            4.05      8/01/2018         25,790
    2,000  Frankfort Economic Development RB,
            Series 1990                                        4.05      5/07/2014          2,000
    9,490  Hancock County Industrial Building RB,
            Series 1991 (LOC)                                  4.15      7/01/2011          9,490
    3,090  Hardin County Water District Number 001
            Water RB, Series 1998 (LOC)                        4.05      9/01/2018          3,090
    6,400  Jefferson County Industrial Building RB,
            Series 1997 (LOC)                                  4.05      1/01/2011          6,400
    9,100  Jefferson County MFH RB, Series 1996 (LOC)          4.00     12/01/2026          9,100
    7,000  Jefferson County Retirement Home RB,
            Series 1999 (LOC)                                  3.98     10/01/2019          7,000
    6,000  Jeffersontown League of Cities Funding
            Trust Lease Program RB, Series 2000 (LOC)          3.90      3/01/2030          6,000

           Louisiana (1.9%)
           Ascension Parish PCRB,
    6,600   Series 1992                                        4.05      3/01/2011          6,600
    1,550   Series 1990                                        4.05      9/01/2010          1,550
   10,000  Delhi IDRB, Series 1996                             3.95     12/01/2012         10,000
    5,730  Public Facilities Auth. IDRB, Series 1996 (LOC)     4.10     12/01/2014          5,730
   10,700  Public Facilities Auth. MFH RB,
            Series 1991 (NBGA)                                 4.10      7/01/2007         10,700
    1,100  Public Facilities Auth. PCRB, Series 1992           4.05      8/01/2017          1,100

           Maryland (1.6%)
    2,500  IDA Economic Development RB, Series 1994            4.25     12/01/2003          2,500
           Montgomery County MFH RB,
    7,900   1985 Issue B (NBGA)                                3.90      8/01/2015          7,900
   20,200   1993 Issue I (NBGA)(d)                             3.90     11/01/2020         20,200

           Massachusetts (1.6%)
    5,750  Industrial Finance Agency RB,
            Series 1997 (LOC)                                  3.88      5/01/2027          5,750
   23,990  Revere Housing Auth. MFH RB,
            Series 1991C (LOC)                                 4.10      9/01/2028         23,990

           Michigan (1.7%)
    9,200  Detroit Downtown Development Auth. RB (LOC)         3.95     12/01/2010          9,200
    5,300  Grand Rapids IDRB (LOC)                             4.00      1/01/2010          5,300
    9,400  Hospital Finance Auth. Equipment Loan RN,
            Series A #17 (LOC)                                 3.85     12/01/2023          9,400
    1,100  Jackson County Economic Development Corp. RB,
            Series 1997 (LOC)                                  4.00      6/01/2027          1,100
    6,000  Southfield Economic Development Corp. RB,
            Series 2000 (LOC)                                  3.95      2/01/2035          6,000

           Minnesota (2.1%)
           Minneapolis MFH RB,
    8,510   Series 1995 (Laurel Curve) (NBGA)(d)               4.03     12/01/2030          8,510
    7,535   Series 1995 (The Deforest) (NBGA)(d)               4.03     12/01/2030          7,535
    7,530   Series 1995 (The McNair) (NBGA)(d)                 4.03     12/01/2030          7,530
   14,640   Series 1995 (Wilson Park Towers) (NBGA)(d)         4.03     12/01/2030         14,640

           Mississippi (0.2%)
    3,910  Hinds County Urban Renewal RN,
            Series 1991 (LOC)                                  4.05      1/01/2007          3,910

           Missouri (2.0%)
           Clayton IDA RB,
    5,225   Series 1994A (LOC)                                 4.25     12/01/2006          5,225
    5,275   Series 1994B (LOC)                                 4.25      2/01/2007          5,275
    7,700   Series 1995C (LOC)                                 4.25      5/01/2005          7,700
           Health and Educational Facilities Auth. RB,
    5,950   Series 1998 (LOC)                                  4.05      7/01/2023          5,950
    4,600   Series 1999A (LOC)                                 4.15      8/15/2024          4,600
    7,000   Series 2000 (LOC)                                  4.05      7/01/2025          7,000
    1,000  West Plains IDA RB, Series 1986 (LOC)               4.35     11/01/2010          1,000

           New Hampshire (1.2%)
    7,710  Higher Educational and Health Facilities RB,
            Series 1996 (LOC)                                  3.95      5/01/2026          7,710
    3,025  Housing Finance Auth. MFH RB,
            Series 1990 (NBGA)                                 4.00      7/01/2006          3,025
   12,505  Manchester Housing Auth. MFH RB,
            Series 1990A (LOC)                                 4.00      6/15/2015         12,505

           New Jersey (0.1%)
    2,000  Gloucester County PCRB, Series 1992                 3.60     11/01/2022          2,000

           New York (0.1%)
    1,800  Hempstead Town IDA RB, Series 1999 (NBGA)           3.95     12/01/2010          1,800

           North Carolina (0.2%)
    3,300  Buncombe County Industrial Facilities
            Financing Auth. IDRB, Series 1996                  4.05     11/01/2006          3,300

           Ohio (3.1%)
    6,000  Clark County IDA RB (LOC)                           4.14     12/01/2010          6,000
           Clinton County Hospital RB,
   31,385   Series 1999 (LOC)                                  4.00      7/01/2029         31,385
    8,615   Series 2000 (LOC)                                  4.00      7/01/2029          8,615
    6,500  Cuyahoga County IDRB, Series 2000 (LOC)             4.00     11/01/2019          6,500
    4,800  Stark County IDRB, Series 1984 (LOC)                3.90      9/01/2001          4,800

           Oklahoma (4.6%)
   50,000  Development Finance Auth. RB,
            Series 1999A (LOC)                                 4.00      6/01/2029         50,000
    6,305  IDA RB, Series 1998 (LOC)                           4.00      8/01/2018          6,305
   24,200  Muskogee Industrial Trust PCRB, Series 1995A        3.95      1/01/2025         24,200
           Muskogee Industrial Trust RB,
    2,300   Series 1985 (LOC)                                  4.10     12/01/2015          2,300
    2,760   Series 1985 (LOC)                                  4.10     12/01/2015          2,760

           Oregon (3.5%)
   11,200  Clackamas County Hospital Facility RB,
            Series 1999C (LOC)                                 4.05      5/15/2029         11,200
           Medford Hospital Facilities Auth. RB,
   15,000   Series 1985 (LOC)                                  4.05     12/01/2015         15,000
   16,050   Series 1991 (LOC)                                  4.05      5/01/2021         16,050
   23,355   Series 1997 (LOC)                                  4.05      5/15/2027         23,355

           Pennsylvania (2.8%)
           Allegheny County Hospital Development Auth. RB,
   13,100   Series 1988B (LOC)                                 4.10      3/01/2007         13,100
   15,100   Series 1988C (LOC)                                 4.10      3/01/2013         15,100
   12,980   Series 1988D (LOC)                                 4.10      3/01/2018         12,980
    1,750  Allegheny County IDA RB, Series 1994 (LOC)          4.00     12/01/2008          1,750
    6,000  Allentown Redevelopment Authority MFH RB,
            Series 1990 (LOC)                                  4.05      7/01/2020          6,000
    3,500  Clinton County IDA RB, Series 1985 (LOC)            3.95      9/01/2005          3,500

           South Dakota (1.7%)
   27,345  Health and Educational Facilities Auth. RB,
            Series 2000 (LIQ)(INS)(1)                          3.95      7/01/2025         27,345
    4,500  Yankton IDRB, Series 1997                           3.96      7/01/2006          4,500

           Tennessee (9.2%)
   25,000  Knox County Health Educational and Housing
            Facilities Board RB, Series 1999A (LOC)            4.00      5/01/2029         25,000
    1,100  Maryville IDB Education RB, Series 1997B (LOC)      4.11      8/01/2002          1,100
           Nashville and Davidson County IDB MFH RB,
    6,710   Series 1989 (LOC)                                  4.05      9/01/2019          6,710
    9,680   Series 1989 (LOC)                                  4.05     10/01/2019          9,680
           Nashville and Davidson County IDB RB,
   14,205   Series 1995 (NBGA)                                 4.10     11/01/2012         14,205
    1,750   Series 1999 (LOC)                                  4.11      7/01/2006          1,750
    9,285  Smyrna Housing Association Inc. MFH RB,
            Series 1989 (LOC)                                  4.05      8/01/2019          9,285
   85,000  Sumner County Health Educational and
            Housing Facilities RB, Series 1999A (NBGA)(d)      3.99      6/01/2029         85,000
    5,500  Williamson County IDB RB, Series 2000 (LOC)         4.11      3/01/2020          5,500
   13,000  Wilson County Sports Auth. RB,
            Series 1999 (LOC)                                  3.96      9/01/2029         13,000

           Texas (3.5%)
   14,675  Alamo Heights Higher Education Facility RB,
            Series 1999A (LOC)                                 4.05      4/01/2019         14,675
   10,600  Amarillo Health Facilities Corp. RB,
            Series 1985 (LOC)                                  4.10      5/31/2025         10,600
    3,600  Angelina and Neches River Auth. IDC RB,
            Series 1984C (LOC)                                 4.00      5/01/2014          3,600
    4,000  Angelina and Neches River Auth. RB,
            Series 1984D (LOC)                                 4.00      5/01/2014          4,000
    5,915  Arlington IDC RB, Series 1985 (LOC)                 4.20     10/01/2020          5,915
    2,970  Bell County Health Facilities
            Development Corp. RB, Series 1998 (LOC)            3.90      5/01/2023          2,970
    2,000  Grayson County IDC RB, Series 1991                  3.90     12/01/2002          2,000
    1,900  Gulf Coast Waste PCRB, Series 1994                  3.90      4/01/2013          1,900
    1,800  Health Facilities Development Corp.
            Hospital RB, Series 1985A (LOC)                    4.10      5/31/2025          1,800
    6,600  Health Facilities Development Corp. RB,
            Series 1985B (LOC)                                 4.10      8/01/2025          6,600
    4,005  Matagorda County Hospital District RB,
            Series 1988 (LOC)                                  4.20      8/01/2018          4,005
      930  North Central IDA RB, Series 1983                   4.05     10/01/2013            930
    4,150  Polly Ryon Hospital Auth. RB,
            Series 1999 (LOC)                                  3.90     11/01/2024          4,150
    1,475  Port Corpus Christi IDC RB, Series 1992 (LOC)       4.05      7/01/2002          1,475

           Utah (0.8%)
    7,100  Ogden City IDRB, Series 1986 (LOC)                  4.20      9/01/2013          7,100
    8,370  Provo Housing MFH RB, Series 1987A (LOC)            3.97     12/15/2010          8,370

           Virginia (0.9%)
    4,470  Alexandria Redevelopment and Housing Auth. RB,
            Series 1996B (LOC)                                 4.05     10/01/2006          4,470
    2,000  Peninsula Ports Auth. Coal Terminal RB,
            Series 1987D (LOC)                                 4.00      7/01/2016          2,000
   11,100  Waynesboro IDA RB, Series 1997 (LOC)                4.05     12/15/2028         11,100

           Washington (0.1%)
    1,700  Housing Finance Commission RB,
            Series 1990 (LOC)                                  4.05      1/01/2021          1,700

           Wisconsin (0.2%)
    3,600  Health and Educational Facilities Auth. RB,
            Series 1997 (LOC)                                  4.05     11/01/2017          3,600

           Wyoming (0.8%)
           Sweetwater County PCRB,
    9,335   Series 1992A                                       4.05      4/01/2005          9,335
    6,305   Series 1992B                                       4.05     12/01/2005          6,305
-------------------------------------------------------------------------------------------------
           Total variable-rate demand notes (cost: $1,440,810)                          1,440,810
-------------------------------------------------------------------------------------------------

                                   PUT BONDS (8.3%)

           Arizona (0.5%)
    8,895  Mesa Municipal Development Corp. RB,
            Series 1996A (LOC)                                 3.80     10/15/2016          8,895

           Florida (0.2%)
    3,800  Housing Finance Corp. Homeowner
            Mortgage RB, 2000 Series 8                         4.20      7/01/2017          3,800

           Georgia (0.2%)
    4,465  Marietta Housing Auth. MFH RB,
            Series 1985E (LOC)                                 4.35      1/15/2009          4,465

           Illinois (4.0%)
           Health Facilities Auth. RB,
   15,000   Series 1985B                                       3.65      8/15/2015         15,000
   20,000   Series 1988                                        4.20      8/15/2010         20,000
   25,000   Series 1995                                        4.25      6/01/2030         25,000
   14,000   Series 1996                                        3.45      8/15/2030         14,000

           Indiana (0.2%)
    4,000  Jasper County Industrial PCRB, Series 1988C         4.50     11/01/2016          4,000

           Kentucky (0.3%)
    5,500  Lexington-Fayette Urban County RB,
            Series 1987 (LOC)                                  3.30      4/01/2015          5,500

           Montana (2.1%)
           Board of Investments Municipal Finance
            Consolidation Act Bonds,
    3,140   Series 1991 (NBGA)                                 4.35      3/01/2001          3,140
    6,165   Series 1992 (NBGA)                                 4.35      3/01/2005          6,165
    6,795   Series 1995 (NBGA)                                 4.35      3/01/2010          6,795
    9,915   Series 1997 (NBGA)                                 4.35      3/01/2017          9,915
   10,000   Series 1998 (NBGA)                                 4.35      3/01/2018         10,000
    2,430   Series 1998 (NBGA)                                 4.35      3/01/2018          2,430

           New Hampshire (0.4%)
    7,205  IDA Resources Recovery RB, Series 1985 (INS)(1)     4.05      7/01/2007          7,205

           Pennsylvania (0.1%)
    2,000  Ferguson Industrial and Commercial
            Development Auth. RB, Series 1981                  4.20     11/01/2006          2,000

           Utah (0.3%)
    6,000  Intermountain Power Agency RB,
            Series 1985E (LIQ)(INS)(2)                         4.08      7/01/2014          6,000
-------------------------------------------------------------------------------------------------
           Total put bonds (cost: $154,310)                                               154,310
-------------------------------------------------------------------------------------------------

                        FIXED-RATE INSTRUMENTS (13.8%)

           Colorado (1.0%)
   18,575  Poudre School District TAN, Series 1999             3.90      6/30/2000         18,577

           Florida (0.5%)
    9,500  Lee County Hospital Board of Directors RB,
            Series 1991A (PRE)                                 6.60      4/01/2020          9,895

           Hawaii (0.2%)
    4,480  State GO, Series 1997 CP (INS)(3)                   5.00     10/01/2000          4,501

           Iowa (0.4%)
           Higher Education Loan Auth. RAN,
    1,700   Series 1999A                                       3.50      5/24/2000          1,700
    1,500   Series 1999B                                       3.50      5/24/2000          1,500
    1,960   Series 1999D                                       3.50      5/24/2000          1,961
    1,820   Series 1999H                                       3.50      5/24/2000          1,821

           Louisiana (0.4%)
           Public Facilities Auth. GO,
    4,350   Series 1999B                                       4.25     10/24/2000          4,360
    3,265   Series 1999C                                       4.25     10/24/2000          3,272

           Massachusetts (1.8%)
    3,500  Fall River GO BAN (LOC)                             4.25      6/15/2000          3,505
           Springfield,
    2,890   GO BAN (LOC)                                       4.00      6/23/2000          2,893
   10,000   GO BAN (LOC)                                       4.25      9/15/2000         10,022
    5,000   GO BAN (LOC)                                       4.75      1/12/2001          5,019
   12,441  Whitman Hanson Regional School District BAN,
            Series 1999                                        4.25     10/13/2000         12,473

           Michigan (0.3%)
    4,500  Jackson Public Schools, Student Aid Notes,
            Series 1999B (LOC)                                 4.00      7/06/2000          4,505

           Minnesota (0.2%)
    3,500  Clay County ISD Number 152 Anticipation
            Certificates, Series 1999 (LOC)                    4.00      9/29/2000          3,503

           Missouri (0.2%)
           Health and Educational Facilities Auth. RAN,
    1,500   Series 1999C (LOC)                                 3.50      4/29/2000          1,501
      700   Series 1999D                                       3.50      4/29/2000            700
    1,200   Series 1999F (LOC)                                 3.50      4/29/2000          1,200
    1,000   Series 1999G                                       3.50      4/29/2000          1,000

           Nebraska (0.2%)
    3,000  Public Power District RB, Series 1992               5.20      7/01/2000          3,008

           New York (2.9%)
    2,000  Andover Central School District BAN,
            Series 2000                                        4.63      1/26/2001          2,007
    3,750  Nassau County BAN, Series 1999C (LOC)               4.25      5/16/2000          3,753
   10,000  Nassau County TAN, Series 1999B (LOC)               4.75      8/31/2000         10,030
    3,835  New York City IDA Civic Facility RB,
            Series 1990 (PRE)                                  9.63      6/01/2015          3,984
    8,450  South Seneca CSD BAN, Series 2000                   4.63      3/15/2001          8,479
   25,000  Suffolk County TAN, Series 2000I (LOC)              4.50      8/10/2000         25,044

           Texas (5.2%)
           Dallas Area Rapid Transit CP Notes,
   15,000   Series 1998B&C (LOC)                               4.00      6/19/2000         15,000
   10,000   Series 1998B&C (LOC)                               4.10      8/22/2000         10,000
    6,200   Series 1998C (LOC)                                 4.00      6/12/2000          6,200
           Dallas Waterworks and Sewer System CP Notes,
    2,000   Series 1999B                                       3.95      4/05/2000          2,000
    3,500   Series 1999B                                       3.90      4/05/2000          3,500
    4,432   Series 1999B                                       3.60      4/05/2000          4,432
   13,731   Series 1999B                                       4.15      8/22/2000         13,731
    6,550  Harris County Toll Road RB,
            Series 1984 (a)                                    4.20      8/01/2000          6,462
           Houston Water and Sewer System CP Notes,
    5,000   Series A                                           3.95      5/15/2000          5,000
   25,000   Series A                                           4.15      7/27/2000         25,000
    5,125  Sabine River Auth. Water Supply Facilities RB,
            Series 1991                                        6.50     12/01/2000          5,196

           Wisconsin (0.5%)
   10,000  Kenosha Unified School District TAN,
            Series 1999B                                       4.25     11/01/2000         10,018
-------------------------------------------------------------------------------------------------
           Total fixed-rate instruments (cost: $256,752)                                  256,752
-------------------------------------------------------------------------------------------------
           Total investments (cost: $1,851,872)                                        $1,851,872
=================================================================================================









                       PORTFOLIO SUMMARY BY CONCENTRATION
                       ----------------------------------

              Hospitals                                      21.5%
              Multi-Family Housing                           17.7
              Electric Utilities                              7.8
              General Obligations                             7.0
              Education                                       6.7
              Nursing/Continuing Care Centers                 6.3
              Health Care - Miscellaneous                     5.7
              Banks - Major Regional                          4.2
              Finance - Municipal                             4.0
              Water/Sewer Utilities - Municipal               3.3
              Buildings                                       2.4
              Sales Tax                                       2.2
              Electrical Equipment                            1.5
              Community Service                               1.4
              Manufacturing - Diversified Industries          1.4
              Other                                           6.3
                                                             ----
              Total                                          99.4%
                                                             ====









                         PORTFOLIO SUMMARY BY STATE
                         --------------------------


   Alabama                      1.8%         Missouri                2.2%
   Arizona                      0.9          Montana                 2.1
   Arkansas                     0.3          Nebraska                0.2
   California                   0.2          New Hampshire           1.6
   Colorado                     2.1          New Jersey              0.1
   Delaware                     0.1          New York                3.0
   Florida                     14.2          North Carolina          0.2
   Georgia                      0.8          Ohio                    3.1
   Hawaii                       0.2          Oklahoma                4.6
   Illinois                     7.1          Oregon                  3.5
   Indiana                      1.3          Pennsylvania            2.9
   Iowa                         2.0          South Dakota            1.7
   Kansas                       4.1          Tennessee               9.2
   Kentucky                     5.8          Texas                   8.7
   Louisiana                    2.3          Utah                    1.1
   Maryland                     1.6          Virginia                0.9
   Massachusetts                3.4          Washington              0.1
   Michigan                     2.0          Wisconsin               0.7
   Minnesota                    2.3          Wyoming                 0.8
   Mississippi                  0.2                                 ----
                                             Total                  99.4%
                                                                    ====










NOTES TO PORTFOLIOS OF INVESTMENTS

March 31, 2000


GENERAL NOTES
Values of securities  are  determined by procedures  and practices  discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.


SPECIFIC NOTES

(a) Zero Coupon security. Rate represents the effective yield at date of purchase. For the USAA Long-Term, USAA Intermediate-Term, USAA Short-Term, and USAA Tax Exempt Money Market Funds, these securities represented 2.0%, 9.9%, 5.4%, and .4% of the Funds' net assets, respectively.

(b) Adjustable rate security. Rate changes periodically and is subject to a floor of 6% and a ceiling of 12%.

(c) Illiquid securities valued using methods determined by a pricing service under general supervision of the Board of Directors. For the USAA Long-Term, USAA Intermediate-Term, and USAA Short-Term Funds, these securities represented 1.0%, .7%, and 2.3% of the Funds' net assets, respectively.

For the USAA Long-Term Fund, the Texas State Veteran's Land Board GO is exempt from registration under the Securities Act of 1933 and any resale of the security must occur in an exempt transaction in the United States to a qualified institutional buyer as defined by Rule 144A.

(d) These securities are exempt from registration under the Securities Act of 1933 and have been determined to be liquid by management. Any resale of these securities may occur in an exempt transaction in the United States to a qualified institutional buyer as defined by Rule 144A. These securities represented 2.3%, 1.8%, 7.8%, and 17.2% of the USAA Long-Term, USAA Intermediate-Term, USAA Short-Term, and USAA Tax Exempt Money Market Funds' net assets, respectively.

(e) At March 31, 2000, the cost of securities purchased on a delayed-delivery basis for the USAA Long-Term Fund was $42.3 million.

(f) At March 31, 2000, this security was segregated to cover delayed-delivery purchases.


See accompanying notes to financial statements.











STATEMENTS OF ASSETS AND LIABILITIES
(IN THOUSANDS)

March 31, 2000



                                                      USAA             USAA
                                                    Long-Term      Intermediate-
                                                      Fund           Term Fund
                                                    ----------------------------
ASSETS
   Investments in securities, at market value
      (identified cost of $1,936,744 and
      $2,087,610, respectively)                     $1,928,368       $2,092,982
   Cash                                                    516              676
   Receivables:
      Capital shares sold                                1,484              585
      Interest                                          32,204           33,093
      Securities sold                                   21,581             -
                                                    ----------------------------
         Total assets                                1,984,153        2,127,336
                                                    ----------------------------

LIABILITIES
   Securities purchased                                 42,310             -
   Capital shares redeemed                               2,348              685
   USAA Investment Management Company                      453              498
   USAA Transfer Agency Company                             66               85
   Accounts payable and accrued expenses                    77               98
   Dividends on capital shares                           3,007            2,660
                                                    ----------------------------
         Total liabilities                              48,261            4,026
                                                    ----------------------------
            Net assets applicable to
              capital shares outstanding            $1,935,892       $2,123,310
                                                    ============================

REPRESENTED BY:
   Paid-in capital                                  $1,983,492       $2,131,631
   Accumulated net realized loss on investments        (39,224)         (13,693)
   Net unrealized appreciation (depreciation)
      of investments                                    (8,376)           5,372
                                                    ----------------------------
            Net assets applicable to
              capital shares outstanding            $1,935,892       $2,123,310
                                                    ============================
   Capital shares outstanding                          151,884          168,720
                                                    ============================
   Authorized shares of $.01 par value                 290,000          302,000
                                                    ============================
   Net asset value, redemption price, and
      offering price per share                      $    12.75       $    12.58
                                                    ============================
See accompanying notes to financial statements.



                                                        USAA     USAA Tax-Exempt
                                                      Short-Term  Money Market
                                                        Fund          Fund
                                                      --------------------------

ASSETS
   Investments in securities, at market value
      (identified cost of $950,891 and
      $1,851,872, respectively)                       $943,463       $1,851,872
   Cash                                                    400            5,608
   Receivables:
      Capital shares sold                                  604            3,016
      Interest                                          11,018            8,882
      Securities sold                                   14,000            8,000
                                                      --------------------------
         Total assets                                  969,485        1,877,378
                                                      --------------------------

LIABILITIES
   Securities purchased                                   -               6,462
   Capital shares redeemed                                 893            6,894
   USAA Investment Management Company                      229              439
   USAA Transfer Agency Company                             47               79
   Accounts payable and accrued expenses                    84              106
   Dividends on capital shares                             612              184
                                                      --------------------------
         Total liabilities                               1,865           14,164
                                                      --------------------------
            Net assets applicable to
              capital shares outstanding              $967,620       $1,863,214
                                                      ==========================

REPRESENTED BY:
   Paid-in capital                                    $978,334       $1,863,214
   Accumulated net realized loss on investments         (3,286)            -
   Net unrealized depreciation
      of investments                                    (7,428)            -
                                                      --------------------------
            Net assets applicable to
              capital shares outstanding              $967,620       $1,863,214
                                                      ==========================
   Capital shares outstanding                           92,470        1,863,214
                                                      ==========================
   Authorized shares of $.01 par value                 190,000        3,235,000
                                                      ==========================
   Net asset value, redemption price,
      and offering price per share                    $  10.46       $     1.00
                                                      ==========================


See accompanying notes to financial statements.











STATEMENTS OF OPERATIONS
(IN THOUSANDS)

Year ended March 31, 2000



                                                      USAA             USAA
                                                    Long-Term      Intermediate-
                                                      Fund           Term Fund
                                                    ----------------------------
Net investment income:
   Interest income                                  $ 124,753       $ 128,618
                                                    ----------------------------
   Expenses:
      Management fees                                   5,700           6,254
      Transfer agent's fees                             1,054           1,166
      Custodian's fees                                    267             316
      Postage                                             130             140
      Shareholder reporting fees                           27              31
      Directors' fees                                       3               3
      Registration fees                                    83             128
      Professional fees                                    61              64
      Other                                                19              35
                                                   -----------------------------
         Total expenses                                 7,344           8,137
                                                   -----------------------------
            Net investment income                     117,409         120,481
                                                   -----------------------------
Net realized and unrealized loss on investments:
      Net realized loss                               (20,800)        (13,503)
      Change in net unrealized appreciation/
        depreciation                                 (162,950)       (130,629)
                                                   -----------------------------
            Net realized and unrealized loss         (183,750)       (144,132)
                                                   -----------------------------
Decrease in net assets resulting from operations   $  (66,341)      $ (23,651)
                                                   =============================


See accompanying notes to financial statements.








                                                      USAA       USAA Tax-Exempt
                                                    Short-Term    Money Market
                                                      Fund            Fund
                                                    ----------------------------
Net investment income:
   Interest income                                  $ 49,031        $65,332
                                                    ----------------------------
   Expenses:
      Management fees                                  2,822          5,066
      Transfer agent's fees                              607            980
      Custodian's fees                                   203            377
      Postage                                             73            148
      Shareholder reporting fees                          26             66
      Directors' fees                                      3              3
      Registration fees                                   39             82
      Professional fees                                   48             61
      Other                                               21             27
                                                    ----------------------------
         Total expenses                                3,842          6,810
                                                    ----------------------------
            Net investment income                     45,189         58,522
                                                    ----------------------------
Net realized and unrealized loss on investments:
      Net realized loss                                  (34)           -
      Change in net unrealized appreciation/
        depreciation                                 (25,091)           -
                                                    ----------------------------
            Net realized and unrealized loss         (25,125)           -
                                                    ----------------------------
Increase in net assets resulting from operations    $ 20,064        $58,522
                                                    ============================


See accompanying notes to financial statements.











STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years ended March 31,



                                                         USAA Long-Term Fund
                                                    ----------------------------
                                                        2000            1999
                                                    ----------------------------
From operations:
   Net investment income                            $  117,409       $  115,752
   Net realized gain (loss) on investments             (20,800)          14,433
   Change in net unrealized appreciation/
      depreciation of investments                     (162,950)         (26,388)
                                                    ----------------------------
      Increase (decrease) in net assets
         resulting from operations                     (66,341)         103,797
                                                    ----------------------------
Distributions to shareholders from:
   Net investment income                              (117,409)        (115,752)
                                                    ----------------------------
From capital share transactions:
   Proceeds from shares sold                           518,603          685,452
   Dividend reinvestments                               80,816           81,124
   Cost of shares redeemed                            (648,019)        (628,904)
                                                    ----------------------------
      Increase (decrease) in net assets from
         capital share transactions                    (48,600)         137,672
                                                    ----------------------------
Net increase (decrease) in net assets                 (232,350)         125,717
Net assets:
   Beginning of period                               2,168,242        2,042,525
                                                    ----------------------------
   End of period                                    $1,935,892       $2,168,242
                                                    ============================
Change in shares outstanding:
   Shares sold                                          39,201           48,886
   Shares issued for dividends reinvested                6,194            5,780
   Shares redeemed                                     (49,300)         (44,798)
                                                    ----------------------------
      Increase (decrease) in shares outstanding         (3,905)           9,868
                                                    ============================


See accompanying notes to financial statements.











                                                     USAA Intermediate-Term Fund
                                                    ----------------------------
                                                        2000            1999
                                                    ----------------------------
From operations:
   Net investment income                            $  120,481       $  113,940
   Net realized gain (loss) on investments             (13,503)           2,285
   Change in net unrealized appreciation/
      depreciation of investments                     (130,629)          (1,210)
                                                    ----------------------------
      Increase (decrease) in net assets
         resulting from operations                     (23,651)         115,015
                                                    ----------------------------
Distributions to shareholders from:
   Net investment income                              (120,481)        (113,940)
                                                    ----------------------------
From capital share transactions:
   Proceeds from shares sold                           355,559          482,044
   Dividend reinvestments                               89,641           87,970
   Cost of shares redeemed                            (522,159)        (266,193)
                                                    ----------------------------
      Increase (decrease) in net assets from
         capital share transactions                    (76,959)         303,821
                                                    ----------------------------
Net increase (decrease) in net assets                 (221,091)         304,896
Net assets:
   Beginning of period                               2,344,401        2,039,505
                                                    ----------------------------
   End of period                                    $2,123,310       $2,344,401
                                                    ============================
Change in shares outstanding:
   Shares sold                                          27,691           35,847
   Shares issued for dividends reinvested                7,022            6,541
   Shares redeemed                                     (41,017)         (19,784)
                                                    ----------------------------
      Increase (decrease) in shares outstanding         (6,304)          22,604
                                                    ============================


See accompanying notes to financial statements.










                                                        USAA Short-Term Fund
                                                    ----------------------------
                                                        2000            1999
                                                    ----------------------------
From operations:
   Net investment income                            $   45,189       $   45,225
   Net realized gain (loss) on investments                 (34)             149
   Change in net unrealized appreciation/
      depreciation of investments                      (25,091)          (1,264)
                                                    ----------------------------
         Increase in net assets resulting from
           operations                                   20,064           44,110
                                                    ----------------------------
Distributions to shareholders from:
   Net investment income                               (45,189)         (45,225)
                                                    ----------------------------
From capital share transactions:
   Proceeds from shares sold                           352,575          386,034
   Dividend reinvestments                               37,734           38,210
   Cost of shares redeemed                            (431,124)        (360,374)
                                                    ----------------------------
      Increase (decrease) in net assets from
         capital share transactions                    (40,815)          63,870
                                                    ----------------------------
Net increase (decrease) in net assets                  (65,940)          62,755
Net assets:
   Beginning of period                               1,033,560          970,805
                                                    ----------------------------
   End of period                                    $  967,620       $1,033,560
                                                    ============================
Change in shares outstanding:
   Shares sold                                          33,406           35,919
   Shares issued for dividends reinvested                3,581            3,554
   Shares redeemed                                     (40,889)         (33,532)
                                                    ----------------------------
      Increase (decrease) in shares outstanding         (3,902)           5,941
                                                    ============================


See accompanying notes to financial statements.











                                                          USAA Tax Exempt
                                                         Money Market Fund
                                                   -----------------------------
                                                        2000            1999
                                                   -----------------------------
From operations:
   Net investment income                           $    58,522      $    53,086
                                                   -----------------------------
Distributions to shareholders from:
   Net investment income                               (58,522)         (53,086)
                                                   -----------------------------
From capital share transactions:
   Proceeds from shares sold                         2,072,357        1,991,129
   Dividend reinvestments                               55,670           50,435
   Cost of shares redeemed                          (2,031,849)      (1,906,313)
                                                   -----------------------------
      Increase in net assets from
         capital share transactions                     96,178          135,251
                                                   -----------------------------
Net increase in net assets                              96,178          135,251
Net assets:
   Beginning of period                               1,767,036        1,631,785
                                                   -----------------------------
   End of period                                   $ 1,863,214      $ 1,767,036
                                                   =============================
Change in shares outstanding:
   Shares sold                                       2,072,357        1,991,129
   Shares issued for dividends reinvested               55,670           50,435
   Shares redeemed                                  (2,031,849)      (1,906,313)
                                                    ----------------------------
      Increase in shares outstanding                    96,178          135,251
                                                    ============================


See accompanying notes to financial statements.











NOTES TO FINANCIAL STATEMENTS

March 31, 2000


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of ten separate funds. The information presented in this annual report pertains only to the USAA Long-Term Fund, USAA Intermediate-Term Fund, USAA Short-Term Fund, and USAA Tax Exempt Money Market Fund (the Funds). The Funds have a common objective of providing investors with interest income that is exempt from federal income tax. The Tax Exempt Money Market Fund has a further objective of preserving capital and maintaining liquidity.

A. Security valuation - Investments in the USAA Long-Term, USAA Intermediate-Term, and USAA Short-Term Funds are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type, indications as to values from dealers in securities, and general market conditions. Securities that cannot be valued by the Service, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors. Securities purchased with maturities of 60 days or less and, pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, all securities in the USAA Tax Exempt Money Market Fund are stated at amortized cost which approximates market value.

B. Federal taxes - Each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

As a result of certain permanent differences between book and tax accounting for the USAA Short-Term Fund, reclassifications were made to the statement of assets and liabilities to decrease paid-in-capital by $202,000 and to decrease accumulated net realized loss on investments by $202,000.

C. Investments in securities - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and original issue discounts are amortized over the life of the respective securities. Market discounts are not amortized. Any ordinary income related to market discounts is recognized upon disposition of the securities.

D. Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.


(2) LINES OF CREDIT
The Funds participate with other USAA funds in three joint short-term revolving loan agreements totaling $850 million, two with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($250 million committed and $500 million uncommitted), and one with Bank of America ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under both agreements with CAPCO, each Fund may borrow from CAPCO an amount up to 5% of its total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, each Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 15% of its total assets. During the year ended March 31, 2000, the USAA Long-Term Fund had one borrowing of $2.17 million for three days incurring $834 in interest expense. The USAA Intermediate-Term, USAA Short-Term, and USAA Tax Exempt Money Market Funds had no borrowings under any of these agreements during the period.


(3) DISTRIBUTIONS
Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2000, the USAA Long-Term, USAA Intermediate-Term, and USAA Short-Term Funds had capital loss carryovers for federal income tax purposes of approximately $39.2, $13.7 and $3.3 million, respectively, which, if not offset by subsequent capital gains, will expire between 2003-2009. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.


(4) INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales/maturities of securities for the year ended March 31, 2000, were as follows:

                         USAA                 USAA                   USAA         USAA Tax Exempt
                     Long-Term Fund   Intermediate-Term Fund   Short-Term Fund   Money Market Fund
                        ($000)               ($000)                 ($000)             ($000)
                     -----------------------------------------------------------------------------
Purchases              $576,366            $228,061               $144,425           $4,450,458
Sales/maturities       $637,955            $315,077               $253,715           $4,381,969

For the USAA Long-Term, USAA Intermediate-Term, and USAA Short-Term Funds, cost of purchases and proceeds from sales/maturities excludes short-term securities.

Gross unrealized appreciation and depreciation of investments at March 31, 2000, was as follows:

                                  USAA             USAA                USAA
                                Long-Term    Intermediate-Term      Short-Term
                                  Fund             Fund                Fund
                                 ($000)           ($000)              ($000)
                                ----------------------------------------------
Appreciation                    $ 70,169         $ 57,132            $  3,245
Depreciation                     (78,545)         (51,760)            (10,673)
                                ----------------------------------------------
Net                             $ (8,376)        $  5,372            $ (7,428)
                                ==============================================


(5) TRANSACTIONS WITH MANAGER
A. Management fees - USAA Investment Management Company (the Manager) carries out each Fund's investment policies and manages each Fund's portfolio. Management fees are computed at .28% of the average annual net assets of each Fund.

B. Transfer agent's fees - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Funds based on an annual charge of $28.50 per shareholder account plus out-of-pocket expenses.

C. Underwriting services - The Manager provides exclusive underwriting and distribution of the Funds' shares on a continuing, best-efforts basis. The Manager receives no commissions or fees for this service.


(6) TRANSACTIONS WITH AFFILIATES
USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At March 31, 2000, the Association and its affiliates owned 5.2 million shares (3.1%) of the USAA Intermediate-Term Fund.

Certain directors and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Funds.


(7) FINANCIAL HIGHLIGHTS - USAA LONG-TERM FUND
Per share operating performance for a share outstanding throughout each period is as follows:


                                                        Year Ended March 31,
                             -----------------------------------------------------------------------
                                 2000            1999           1998           1997           1996
                             -----------------------------------------------------------------------

Net asset value at
   beginning of period       $    13.92      $    14.00     $    13.22     $    13.17     $    12.96
Net investment income               .76             .76            .78            .79            .79
Net realized and
   unrealized gain (loss)         (1.17)           (.08)           .78            .05            .21
Distributions from net
   investment income               (.76)           (.76)          (.78)          (.79)          (.79)
                             -----------------------------------------------------------------------
Net asset value at
   end of period             $    12.75      $    13.92     $    14.00     $    13.22     $    13.17
                             =======================================================================
Total return (%) *                (2.95)           4.98          12.04           6.51           7.88
Net assets at end
   of period (000)           $1,935,892      $2,168,242     $2,042,525     $1,822,436     $1,804,116
Ratio of expenses to
   average net assets (%)           .36             .36            .36            .37            .37
Ratio of net investment
   income to average
   net assets (%)                  5.77            5.44           5.65           5.95           5.99
Portfolio turnover (%)            29.04           29.56          35.20          40.78          53.25


* Assumes reinvestment of all dividend income distributions during the period.








(7) FINANCIAL HIGHLIGHTS - USAA INTERMEDIATE-TERM FUND
Per share operating performance for a share outstanding throughout each period is as follows:


                                                           Year Ended March 31,
                             -----------------------------------------------------------------------
                                 2000            1999           1998           1997           1996
                             -----------------------------------------------------------------------

Net asset value at
   beginning of period       $    13.39      $    13.38     $    12.77     $    12.77     $    12.50
Net investment income               .69             .70            .71            .72            .71
Net realized and
   unrealized gain (loss)          (.81)            .01            .61           -               .27
Distributions from net
   investment income               (.69)           (.70)          (.71)          (.72)          (.71)
                             -----------------------------------------------------------------------
Net asset value at
   end of period             $    12.58      $    13.39     $    13.38     $    12.77     $    12.77
                             =======================================================================
Total return (%) *                 (.84)           5.42          10.59           5.80           7.97
Net assets at end
   of period (000)           $2,123,310      $2,344,401     $2,039,505     $1,725,684     $1,660,039
Ratio of expenses to
   average net assets (%)           .36             .36            .37            .37            .38
Ratio of net investment
   income to average
   net assets (%)                  5.39            5.21           5.42           5.65           5.54
Portfolio turnover (%)            10.46           11.85           7.87          23.05          27.51


* Assumes reinvestment of all dividend income distributions during the period.








(7) FINANCIAL HIGHLIGHTS - USAA SHORT-TERM FUND
Per share operating performance for a share outstanding throughout each period is as follows:


                                                        Year Ended March 31,
                             ----------------------------------------------------------------------
                                2000            1999           1998          1997           1996
                             ----------------------------------------------------------------------

Net asset value at
   beginning of period       $  10.72        $    10.74     $  10.57       $  10.57       $  10.47
Net investment income             .47               .49          .49            .49            .50
Net realized and
   unrealized gain (loss)        (.26)             (.02)         .17           -               .10
Distributions from net
   investment income             (.47)             (.49)        (.49)          (.49)          (.50)
                             ----------------------------------------------------------------------
Net asset value at
   end of period             $  10.46        $    10.72     $  10.74       $  10.57       $  10.57
                             ======================================================================
Total return (%) *               2.05              4.46         6.35           4.70           5.83
Net assets at end
   of period (000)           $967,620        $1,033,560     $970,805       $804,897       $774,020
Ratio of expenses to
   average net assets (%)         .38               .38          .39            .41            .42
Ratio of net investment
   income to average
   net assets (%)                4.48              4.55         4.57           4.60           4.73
Portfolio turnover (%)          18.88              7.34         7.91          27.67          35.99


* Assumes reinvestment of all dividend income distributions during the period.






(7) FINANCIAL HIGHLIGHTS - USAA TAX EXEMPT MONEY MARKET FUND
Per share operating performance for a share outstanding throughout each period is as follows:


                                                       Year Ended March
                             -----------------------------------------------------------------------
                                 2000            1999           1998           1997           1996
                             -----------------------------------------------------------------------
Net asset value at
   beginning of period       $     1.00      $     1.00     $     1.00     $     1.00     $     1.00
Net investment income               .03             .03            .03            .03            .04
Distributions from net
   investment income               (.03)           (.03)          (.03)          (.03)          (.04)
                             -----------------------------------------------------------------------
Net asset value at
   end of period             $     1.00      $     1.00     $     1.00     $     1.00     $     1.00
                             =======================================================================
Total return (%) *                 3.27            3.26           3.48           3.30           3.65
Net assets at end
   of period (000)           $1,863,214      $1,767,036     $1,631,785     $1,565,634     $1,529,176
Ratio of expenses to
   average net assets (%)           .38             .38            .38            .39            .40
Ratio of net investment
   income to average
   net assets (%)                  3.24            3.21           3.42           3.25           3.59


* Assumes reinvestment of all dividend income distributions during the period.







Directors
Robert G. Davis, Chairman of the Board
Michael J. C. Roth, Vice Chairman of the Board
Barbara B. Dreeben
Robert L. Mason
David G. Peebles
Michael F. Reimherr
Richard A. Zucker


Investment Adviser, Underwriter, and Distributor
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288


Transfer Agent                             Legal Counsel
USAA Shareholder Account Services          Goodwin, Procter & Hoar LLP
9800 Fredericksburg Road                   Exchange Place
San Antonio, Texas 78288                   Boston, Massachusetts 02109


Custodian                                  Independent Auditors
State Street Bank and Trust Company        KPMG LLP
P.O. Box 1713                              112 East Pecan, Suite 2400
Boston, Massachusetts 02105                San Antonio, Texas 78205


Telephone Assistance Hours                 Internet Access
Call toll free - Central Time              usaa.com(ServiceMark)
Monday - Friday 7:00 a.m. to 9:00 p.m.
Saturdays 8:30 a.m. to 5:00 p.m.
Sundays 11:30 a.m. to 8:00 p.m.


For Additional Information on Mutual Funds
1-800-531-8181, (in San Antonio) 456-7211
For account servicing, exchanges, or redemptions
1-800-531-8448, (in San Antonio) 456-7202


Recorded Mutual Fund Price Quotes
24-hour service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066


Mutual Fund USAA TouchLine(Registered Trademark)
(from touch-tone phones only)
For account balance, last transaction, fund prices, or to exchange or redeem fund shares
1-800-531-8777, (in San Antonio) 498-8777